                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-75526
                                                               File No. 811-3363


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

  Pre-Effective Amendment No. _____



  Post-Effective Amendment No. 48                                            [X]
                              ----
                                       AND



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 48
                  ----

               DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              April 28, 1999
                                                                  --------------

It is proposed that this filing will become effective:

        ___ immediately upon filing pursuant to paragraph (b) _X_ on April 28, 1999 pursuant to paragraph (b)
        ___ 60 days after filing pursuant to paragraph (a)(1)
        ___ on (date) pursuant to paragraph (a)(1)
        ___ 75 days after filing pursuant to paragraph (a)(2)
        ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Title of Securities Being Registered
                      ------------------------------------
   Limited-Term Government Fund A Class, Limited-Term Government Fund B Class,
                     Limited-Term Government Fund C Class,
                Limited-Term Government Fund Institutional Class

                             --- C O N T E N T S ---


     This Post-Effective Amendment No. 48 to Registration File No. 2-75526 includes the following:


  1. Facing Page

  2. Contents Page

  3. Cross-Reference Sheets

  4. Part A - Prospectus

  5. Part B - Statement of Additional Information

  6. Part C - Other Information

  7. Signatures

                              CROSS-REFERENCE SHEET

                                     PART A


                                                                                 Location in Prospectuses

                                                                    Limited-Term                       Limited-Term
                                                                    Government Fund, Inc.              Governement Fund, Inc.
                                                                    Class A
                                                                    Class B
Item No.            Description                                     Class C                            Institutional Class
--------            -----------                                     -------                            -------------------
1                   Front and Back Cover Pages                      Same                               Same

2                   Risk/Return Summary:                            Fund profiles                      Fund profile
                    Investments, Risks and Performance

3                   Risk/ReturnSummary:                             Fund profiles                      Fund profile
                    Fee Table

4                   Investment Objectives, Principal                How we manage the                  How we manage the
                    Investment Strategies, and Related              Funds                              Fund
                    Risks

5                   Management's Discussion of                      N/A                                N/A
                    Performance

6                   Management, Organization, and                   Who manages the Funds              Who manages the Fund
                    Capital Structure

7                   Shareholder Information                         How to buy shares;                 How to buy shares;
                                                                    How to redeem shares;              How to redeem shares;
                                                                    Special services;                  Special services;
                                                                    Dividends, distributions           Dividends, distributions
                                                                    and taxes all under                and taxes all under
                                                                    About your account                 About your account

8                   Distribution Arrangements                       Choosing a share class;            About your account
                                                                    How to reduce sales
                                                                    charges under About
                                                                    your account

9                   Financial Highlights Information                Financial highlights               Financial highlights



                              CROSS-REFERENCE SHEET

                                     PART B


                                                                                    Location in Statement of Additional
Item No.        Description                                                         Information
--------        -----------                                                         -----------
10              Cover Page and Table of Contents                                    Same

11              Fund History                                                        General Information

12              Description of the Fund and Its Investments and                     Investment Objective and Policies
                Risks


13              Management of the Fund                                              Officers and Directors; Purchasing
                                                                                    Shares

14              Control Persons and Principal Holders of Securities                 Officers and Directors

15              Investment Advisory and Other Services                              Officers and Directors; Purchasing
                                                                                    Shares); Investment Management
                                                                                    Agreements; General Information;
                                                                                    Financial Statements

16              Brokerage Allocation and Other Practices                            Trading Practices and Brokerage

17              Capital Stock and Other Securities                                  Capitalization and Noncumulative
                                                                                    Voting (under General Information)

18              Purchase, Redemption, and Pricing of Shares                         Purchasing Shares; Redemption and
                                                                                    Exchange; Determining Offering Price
                                                                                    and Net Asset Value

19              Taxation of the Fund                                                Accounting and Tax Issues

20              Underwriters                                                        Purchasing Shares

21              Calculation of Performance Data                                     Performance Information

22              Financial Statements                                                Financial Statements



                              CROSS-REFERENCE SHEET

                                     PART C


Item No.                                     Description                                  Location in Part C
--------                                     -----------                                  ------------------
23                                           Exhibits                                     Item 23

24                                           Persons Controlled by or under               Item 24
                                             Common Control with Registrant

25                                           Indemnification                              Item 25

26                                           Business and Other Connections               Item 26
                                             of the Investment Adviser

27                                           Principal Underwriters                       Item 27

28                                           Location of Accounts and                     Item 28
                                             Records

29                                           Management Services                          Item 29

30                                           Undertakings                                 Item 30



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                          Limited-Term Government Fund

                           Class A o Class B o Class C



                                   Prospectus
                                 April 28, 1999

                               Current Income Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page
Limited-Term Government Fund

How we manage the Fund                         page
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimum
      Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile:  Limited-Term Government Fund

What is the Fund's goal?
Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. We may invest in instruments that use such government securities as collateral. We may also invest up to 20% of the Fund's net assets in corporate notes and bonds, certificates of deposit and obligations of U.S. and foreign banks, commercial paper and certain asset-backed securities.

The level of income the Fund provides will vary depending on current interest rates and the specific securities in the portfolio. However, since longer term rates are generally less volatile than short-term rates, the Fund's income may fluctuate less than a money market fund's income.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o    Investors with intermediate or long-term financial goals.
o    Investors seeking monthly income.
o Investors who would like a relatively conservative income investment to help balance a growth-oriented long-term portfolio.
o Investors seeking a high quality investment with a measure of capital preservation.


Who should not invest in the Fund
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially, over the short term.
o Investors who want an investment with a fixed share price, such as a money market fund.

How has Limited-Term Government Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one, five and ten years and since inception, if applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.


[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (CLASS A) FPO]
Year-by-year total return (Class A)


1998                  7.46%
1997                  5.23%
1996                  3.69%
1995                  8.71%
1994                 -1.88%
1993                  5.31%
1992                  5.62%
1991                 13.04%
1990                  9.32%
1989                  9.05%


As of March 31, 1999, the Fund had a year-to-date return of 0.57%. During the periods illustrated in this bar chart, the Fund's highest return was 4.49% for the quarter ended December 31, 1998 and its lowest return was -1.45% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page ___ do include the sales charge.

                                                                 Average annual returns for periods ending 12/31/98

CLASS                       A                        B                     C                       Merrill Lynch One-to- Three
                                                     (if redeemed)*        (if redeemed)*          Year Treasury Index
                            (Inception 11/24/85)     (Inception 5/2/94)    (Inception 11/29/95)
1 year                               4.55%                   4.55%                  5.56%                      7.00%
5 years                              3.99%                    N/A                    N/A                       5.99%
10 years or lifetime**               6.20%                   4.48%                  4.76%                      7.37%

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Merrill Lynch One-to-Three Year Treasury Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

 *If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 6.55% and 4.48% for the one-year and lifetime periods, respectively. Returns for Class C would be 6.56% and 4.76% for the one-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 6.70% and 6.30%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Limited Term Government Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

---------------------------------------------------------------------------------------------
CLASS
---------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                   2.75%      none      none
---------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                          none(1)     2%(2)    1%(3)
---------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                                          none       none      none
---------------------------------------------------------------------------------------------
Redemption fees                                               none       none      none
---------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

 -------------------------------------------------------------------------------------
 Management fees                                            0.50%     0.50%     0.50%
 -------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.15%(4)  1.00%     1.00%
 -------------------------------------------------------------------------------------
 Other expenses                                             0.36%     0.36%     0.36%
 -------------------------------------------------------------------------------------
 Total operating expenses                                   1.01%     1.86%     1.86%
 -------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(6)          A            B           B                    C           C
                                            (if redeemed)                   (if redeemed)
----------------- ------------ ----------- -------------------- ----------- -------------------
1 year            $375         $189        $389                 $189        $289
----------------- ------------ ----------- -------------------- ----------- -------------------
3 years           $588         $585        $685                 $585        $585
----------------- ------------ ----------- -------------------- ----------- -------------------
5 years           $818         $1,006      $1,006               $1,006      $1,006
----------------- ------------ ----------- -------------------- ----------- -------------------
10 years          $1,477       $1,657      $1,657               $2,180      $2,180
----------------- ------------ ----------- -------------------- ----------- -------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 2%, which declines to 1% during the third year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Board of Directors adopted a formula for calculating 12b-1 plan expenses for Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.15% or less than 0.10%. Each share class is subject to a separate 12b-1 plan.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Limited-Term Government Fund. Following are descriptions of how the portfolio managers pursue the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Limited-Term Government Fund

  We invest primarily in short- and intermediate-term fixed income securities including:
  o securities issued or guaranteed by the U.S. government such as U.S. Treasuries,
  o securities issued by U.S. government agencies or instrumentalities such as securities of the Government National Mortgage Association.

         We may also invest in securities issued by non-government entities as long as the securities have U.S. government-backed securities as collateral, corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-backed securities.

         The Fund's level of income and the stability of its share price will be directly affected by changes in short- and intermediate term interest rates. We anticipate that the level of income could be higher and more stable than a money market fund. However, the Fund's share price will increase and decrease with changes in interest rates. This makes its risk level greater than that of a money market fund.

         We strive to reduce the effects of interest rate changes on the share price by keeping the average effective maturity below five years. The average effective maturity is the average effective maturity of all securities in the portfolio. If we believe that interest rates are historically low, we may shorten the average effective maturity to three years or less. Conversely, if we believe rates are high and therefore likely to go lower, we may increase average effective maturity to as high as five years. We may purchase individual securities with a remaining maturity of up to 15 years.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

 -----------------------------------------------------   --------------------------------------------------------------------------
        Securities                                                                 How we use them
 -----------------------------------------------------   --------------------------------------------------------------------------
 Direct U.S. Treasury obligations include Treasury       We may invest without limit in U.S. Treasury securities, though they
 bills, notes and bonds of varying maturities. U.S.      are typically not our largest holding because they generally do not
 Treasury securities are backed by the "full faith       offer as high a level of current income as other fixed income
 and credit" of the United States.                       securities.
 -----------------------------------------------------   --------------------------------------------------------------------------
 Mortgage-backed securities: Fixed-income securities     There is no limit on government-related mortgage-backed securities.
 that represent pools of mortgages, with investors
 receiving principal and interest payments as the        We may invest up to 35% of net assets in mortgage-backed securities
 underlying mortgage loans are paid back. Many are       issued by private nongovernment companies if they are 100%
 issued and guaranteed against default by the U.S.       collateralized at the time of issuance by securities or certificates
 government or its agencies or instrumentalities,        issued or guaranteed by the U.S. government, its agencies or
 such as the Federal Home Loan Mortgage Corporation,     instrumentalities. These securities must be rated in one of the two
 Fannie Mae and the Government National Mortgage         highest categories by an NRSRO at the time of purchase.
 Association. Others are issued by private financial
 institutions, with some fully collateralized by         Two of the privately issued securities we often invest in are either
 certificates issued or guaranteed by                    CMOs and REMICs (see below).
 the government or its agencies or instrumentalities.
 -----------------------------------------------------   --------------------------------------------------------------------------
 Collateralized mortgage obligations (CMOs):             These securities are not government securities and are not directly
 Privately issued mortgage-backed bonds whose            guaranteed by the U.S. government in any way.  They are secured by the
 underlying value is the mortgages that are grouped      underlying collateral of the private issuer.  We will invest in these
 into different pools according to their maturity.       securities only if they meet the criteria discussed in "Mortgage-backed securities" above.
 -----------------------------------------------------   --------------------------------------------------------------------------
 Asset-backed securities: Bonds or notes                 We may invest only in asset-backed securities rated in the highest
 backed by accounts receivables including                quality category by an NRSRO, such as AAA.
 home equity, automobile or credit loans.
                                                         We may invest a total of 20% of net assets in asset-backed securities, corporate notes and bonds, certificates of deposit and commercial paper.

 -----------------------------------------------------   --------------------------------------------------------------------------
 Repurchase agreements: An agreement between a buyer     Typically, we use repurchase agreements as a short-term investment for
 and seller of securities in which the seller agrees     the Fund's cash position. In order to enter into these repurchase
 to buy the securities back within a specified time      agreements, the Fund must have collateral of at least 102% of the
 at the same price the buyer paid for                    repurchase price.
 them, plus an amount equal to an agreed upon interest
 rate. Repurchase agreements are often viewed as
 equivalent to cash.
 -----------------------------------------------------   --------------------------------------------------------------------------

                                                                              11

 -----------------------------------------------------   --------------------------------------------------------------------------
        Securities                                                                 How we use them
 -----------------------------------------------------   --------------------------------------------------------------------------
 Restricted securities: Privately placed securities      We may invest without limitation in privately placed securities that are
 whose resale is restricted under securities law.        eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule 144A Securities."
 -----------------------------------------------------   --------------------------------------------------------------------------
 Illiquid securities: Securities that do not have a      We may invest up to 10% of net assets in illiquid securities.
 ready market, and cannot be easily sold, if at all,
 at approximately the price that the Fund has valued
 them.
 -----------------------------------------------------   --------------------------------------------------------------------------

The Fund may also invest in other securities including real estate mortgage investment conduits; certificates of deposit and obligations of both U.S. and foreign banks; corporate debt and commercial paper; repurchase agreements; and American Depositary Receipts. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities
Limited-Term Government Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
Limited-Term Government Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover
We anticipate that Limited-Term Government Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in Limited-Term Government Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Limited-Term Government Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------- -------------------------------------------------------------------
                        Risks                                              How we strive to manage them
------------------------------------------------------- -------------------------------------------------------------------
Market risk is the risk that all or a majority of the   We maintain a long-term investment approach and focus on bonds we
securities in a certain market--like                    believe will provide a steady income stream regardless of interim
the stock or bond market--will decline in value         fluctuations. We do not try to predict overall market
because  of factors such market as economic conditions, movements and do not trade for short-term purposes.
future expectations or  investor confidence.
------------------------------------------------------- -------------------------------------------------------------------
Industry and security risk is the risk that the value   We diversify the Fund's assets across a variety of sectors in the of securities in a particular industry or the value of  bond market. We also follow a rigorous selection process before
an individual stock or bond will decline because        choosing securities for the portfolio.
of changing expectations for the performance of that
industry or for the individual company issuing the
stock or bond.
------------------------------------------------------- -------------------------------------------------------------------
Interest rate risk is the risk that securities,         We do not try to increase return by predicting and aggressively
particularly bonds with longer maturities, will         capitalizing on interest rate moves. Instead, we aim to maintain
decrease in value if interest rates rise.               a short- to intermediate average maturity that helps us reduce the effects of interest rate volatility.
------------------------------------------------------- -------------------------------------------------------------------
Prepayment risk is the risk that homeowners will        We take into consideration the likelihood of prepayment when we
prepay mortgages during periods of low interest         select mortgages. We may look for mortgage securities that have
rates, forcing an investor to reinvest their money at   characteristics that make them less likely to be prepaid, such as
interest rates that might be lower than those on        a low outstanding loan balance or below-market interest rates.
the prepaid mortgage. Prepayment risk may also affect
other types of debt securities, but generally to a
lesser extent than mortgage securities.
------------------------------------------------------- -------------------------------------------------------------------
Liquidity risk is the possibility that securities       We limit exposure to illiquid securities.
cannot be readily sold, if at all, at approximately the
price that the Fund values them.
------------------------------------------------------- -------------------------------------------------------------------


Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.50% of average daily net assets for the last fiscal year.

Portfolio managers
Paul A. Grillo and Stephen R. Cianci have day-to-day responsibilities for making investment decisions for the Fund.

Paul A. Grillo, Vice President/Portfolio Manager of the Fund, holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Mr. Grillo became co-manager of the Fund in January 1999. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

Stephen R. Cianci, Vice President/Portfolio Manager of the Fund, holds a BS and an MBA in finance from Widener University. Mr. Cianci became co-manager of the Fund in January 1999. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS

                                               Board of Directors

Investment manager                                    The Fund
Delaware Management Company                           Custodian
One Commerce Square                                   The Chase Manhattan Bank
Philadelphia, PA 19103                                4 Chase Metrotech Center
                                                      Brooklyn, NY 11245

Portfolio managers           Distributor                      Service agent
(see page __ for details)    Delaware Distributors, L.P.      Delaware Service Company, Inc.
                             1818 Market Street               1818 Market Street
                             Philadelphia, PA 19103           Philadelphia, PA 19103

                                               Financial advisers

                                                   Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 2.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently 0.15%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge.

Class A Sales Charges

--------------------------------------------------------------------------------------------------------------------
   Amount of purchase      Sales charge as %    Sales charge as % of amount            Dealer's commission as %
                           of offering price    invested                                  of offering price
--------------------------------------------------------------------------------------------------------------------
    Less than $100,000            2.75%                        2.87%                             2.35%

       $100,000 but               2.00%                        2.07%                             1.75%
      Under $250,000

       $250,000 but               1.00%                        1.03%                             0.75%
     Under $$1 million

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year.

--------------------------------------------------------------------------------------------------------------------
   Amount of purchase       Sales charge as %    Sales charge as % of amount           Dealer's commission as %
                            of offering price    invested                                 of offering price
--------------------------------------------------------------------------------------------------------------------
   $1 million up to $5             none                         none                            0.50%
         million
--------------------------------------------------------------------------------------------------------------------
 Amount over $5 million            none                         none                            0.25%
--------------------------------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within three years after you buy them.

o If you redeem Class B shares during the two years after you buy them, the shares will be subject to a contingent deferred sales charge of 2%. The contingent deferred sales charge is 1% during the third year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately five years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately five years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (currently 0.15%). Conversion may occur as late as three months after the fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

--------------------------------------------- ------------------------------------- ------------------------------------------
                  Program                     How it works                                         Share class
                                                                                          A        B           C
--------------------------------------------- ------------------------------------- ------------------------------------------
  Letter of Intent                              Through a Letter of Intent you            X        Although the Letter of
                                                agree to invest a certain                          Intent and Rights of
                                                amount in Delaware Investment                      Accumulation do not apply
                                                Funds (except money market                         to the purchase of Class
                                                funds with no sales charge)                        B and C shares, you can
                                                over a 13-month period to                          combine your purchase of
                                                qualify for reduced front-end                      Class A shares with your
                                                sales charges.                                     purchase of B and C
                                                                                                   shares to fulfill your
                                                                                                   Letter of Intent or
                                                                                                   qualify for Rights of
                                                                                                   Accumulation.


--------------------------------------------- ------------------------------------- --------------
  Rights of accumulation                        You can combine your holdings             X
                                                or purchases of all funds in the
                                                Delaware Investments family
                                                (except money market funds with
                                                no sales charge) as well as the
                                                holdings and purchases of your
                                                spouse and children under 21 to
                                                qualify for reduced front-end
                                                sales charges.
--------------------------------------------- ------------------------------------- -------------- ---------------------------
  Reinvestment of redeemed shares               Up to 12 months after you                 X        Not available.
                                                redeem shares, you can reinvest
                                                the proceeds without paying a
                                                front-end sales charge.
--------------------------------------------- ------------------------------------- -------------- ---------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may                X        There is no reduction in
  Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales                          sales charge for group
  401(k), 403(b)(7), and 457 Retirement         charges by combining the                           purchases of Class B and
  Plans                                         purchases of all members of the                    Class C shares by
                                                group. Members of these groups                     retirement plans.
                                                may also qualify to purchase
                                                shares without a front-end sales
                                                charge and a waiver of any
                                                contingent deferred sales
                                                charges.
--------------------------------------------- ------------------------------------- -------------- ---------------------------

How to buy shares

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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

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By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains if any, may be paid quarterly, but the board of directors may choose to distribute them less frequently. Long-term capital gains, if any, will be distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
Limited-Term Government Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both Limited-Term Government Fund and Foundation Funds as a result of these transactions.

Financial highlights
The Financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------------------------------

                                                         Limited-Term Government Fund A Class
                                                                   Year Ended 12/31

                                                ------------------------------------------------------
                                                 1998        1997        1996        1995        1994
                                                ------     -------     -------      ------      ------
Net asset value, beginning of period            $8.620      $8.770      $9.050      $8.990      $9.840

Income (loss) from investment operations
Net investment income                            0.540       0.601       0.600       0.699       0.667
Net realized gain (loss) on investments,
    futures contracts and written options        0.079      (0.150)     (0.280)      0.060      (0.850)
                                                 -----     -------     -------       -----     -------
Total from investment operations                 0.619       0.451       0.320       0.759      (0.183)
                                                 -----       -----       -----       -----     -------

Less dividends
Dividends from net investment income            (0.539)     (0.601)     (0.600)     (0.699)     (0.667)
                                               -------     -------     -------     -------     -------
Total dividends                                 (0.539)     (0.601)     (0.600)     (0.699)     (0.667)
                                               -------     -------     -------     -------     -------
Net asset value, end of period                  $8.700      $8.620      $8.770      $9.050      $8.990
                                                ======      ======      ======      ======      ======

Total return (2)                                 7.46%       5.23%       3.69%       8.71%      (1.88%)

Ratios and supplemental data
Net assets, end of period (000 omitted)       $317,329    $355,079    $464,649    $653,451    $789,525
Ratio of expenses to average net assets          1.01%       0.98%       0.93%       0.96%       0.91%
Ratio of net investment income to average        6.32%       6.85%       6.80%       7.71%       7.10%
    net assets
Portfolio turnover                                 69%         79%         83%         73%        148%

(2) Total investment return is based on the charge in net asset value of a share during the period and assumes reinvestment of distributions of net asset value and does not reflect the impact of a sales charge.

                               [Restubbed Table]

--------------------------------------------------------------------------------------------------

                                               Limited-Term Government Fund B Class
                                                         Year Ended 12/31                 Period
                                                                                          5/2/94(1)
                                                 ---------------------------------------  through
                                                  1998      1997       1996       1995    12/31/94
                                                 ------   --------   --------   --------  --------
Net asset value, beginning of period             $8.620     $8.770    $9.050     $8.990     $9.430

Income (loss) from investment operations
Net investment income                             0.467     0.522      0.524      0.622      0.399
Net realized gain (loss) on investments,
    futures contracts and written options         0.079    (0.150)    (0.280)     0.060     (0.440)
                                                  -----   -------    -------      -----    -------
Total from investment operations                  0.546     0.372      0.244      0.682     (0.041)
                                                  -----     -----      -----      -----    -------

Less dividends
Dividends from net investment income             (0.466)   (0.522)    (0.524)    (0.622)    (0.399)
                                                -------   -------    -------    -------    -------
Total dividends                                  (0.466)   (0.522)    (0.524)    (0.622)    (0.399)
                                                -------   -------    -------    -------    -------
Net asset value, end of period                   $8.700    $8.620     $8.770     $9.050     $8.990
                                                 ======    ======     ======     ======     ======

Total return (2)                                  6.55%     4.35%      2.81%      7.80%     (0.44%)

Ratios and supplemental data
Net assets, end of period (000 omitted)         $13,900   $12,119    $12,959    $12,313     $6,282
Ratio of expenses to average net assets           1.86%     1.83%      1.78%      1.81%      1.76%
Ratio of net investment income to average         5.47%     5.98%      5.91%      6.86%      6.25%
    net assets
Portfolio turnover                                  69%       79%        83%        73%       148%


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total investment return is based on the charge in net asset value of a share during the period and assumes reinvestment of distributions of net asset value and does not reflect the impact of a sales charge.


-------------------------------------------------------------------------------------------------------------

                                                        Limited-Term Government Fund C Class
                                                                 Year Ended 12/31                  Period
                                                                                                   11/28/95(1)
                                                    ------------------------------------------     through
                                                           1998         1997          1996         12/31/95
                                                         -------       -------       --------      --------
Net asset value, beginning of period                      $8.620        $8.770         $9.050        $9.010

Income (loss) from investment operations
Net investment income                                      0.467         0.524          0.524         0.051
Net realized gain (loss) on investments,
    futures contracts and written options                  0.079        (0.152)        (0.280)        0.040
                                                           -----       -------        -------         -----
Total from investment operations                           0.546         0.372          0.244         0.091
                                                           -----         -----          -----         -----

Less dividends
Dividends from net investment income                      (0.466)       (0.522)        (0.524)       (0.051)
                                                         -------       -------        -------       -------
Total dividends                                           (0.466)       (0.522)        (0.524)       (0.051)
                                                         -------       -------        -------       -------
Net asset value, end of period                            $8.700        $8.620         $8.770        $9.050
                                                          ======        ======         ======        ======

Total return(2)                                            6.56%         4.34%          2.81%              (1)

Ratios and supplemental data
Net assets, end of period (000 omitted)                    4,932        $3,580         $3,090           $33
Ratio of expenses to average net assets                    1.86%         1.83%          1.78%              (1)
Ratio of net investment income to average                  5.47%         5.98%          5.78%              (1)
    net assets
Portfolio turnover                                           69%           79%            83%              (1)

(1) Date of initial public offering; the ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and return for the relatively short period are not meaningful.
(2) Total investment return is based on the charge in net asset value of a share during the period and assumes reinvestment of distributions of net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would appear under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.


Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary
This glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Merrill Lynch One-to-Three Year Treasury Index
An unmanaged index of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. It does not include inflation linked U.S. government bonds.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.



Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."


Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.


Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments. [end glossary]

Limited-Term Government Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com

E-mail
service@delinvest.com

Shareholder Service Center

800o523o1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800o362oFUND (800o362o3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London
                              ---------------------

Investment Company Act file number: 811-3363

Fund Symbols
                                              CUSIP           NASDAQ
Limited-Term Government Fund Class A            245912308        DTRIX
Limited-Term Government Fund Class B            245912605        DTIBX
Limited-Term Government Fund Class C            245912704        DTICX

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                          Limited-Term Government Fund

                               Institutional Class


                                   Prospectus
                                 April 28, 1999

                               Current Income Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page
Limited-Term Government Fund

How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                           page

Profile:  Limited-Term Government Fund

What are the Fund's goals?
Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. We may invest in instruments that use such government securities as collateral. We may also invest up to 20% of the Fund's net assets in corporate notes and bonds, certificates of deposit and obligations of U.S. and foreign banks, commercial paper and certain asset-backed securities.

The level of income the Fund provides will vary depending on current interest rates and the specific securities in the portfolio. However, since longer term rates are generally less volatile than short-term rates, the Fund's income may fluctuate less than a money market fund's income.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o    Investors with intermediate or long-term financial goals.
o    Investors seeking monthly income.
o Investors who would like a relatively conservative income investment to help balance a growth-oriented long-term portfolio.
o Investors seeking a high quality investment with a measure of capital preservation.


Who should not invest in the Fund
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially, over the short term.
o Investors who want an investment with a fixed share price, such as a money market fund.

How has Limited-Term Government Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns for one, five and ten years. Limited-Term Government Fund's Institutional Class commenced operations on June 1, 1992. Return information for the Institutional Class for the periods prior to the time the Institutional Class commenced operations is calculated by taking the performance of Limited-Term Government Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 plan payments, and performance may have been affected had such an adjustment been made. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS) FPO]
Year-by-year total return (Institutional Class)

1998                  7.62%
1997                  5.39%
1996                  3.84%
1995                  8.87%
1994                 -1.74%
1993                  5.46%
1992                  5.77%
1991                 13.23%
1990                  9.48%
1989                  9.21%


As of March 31, 1999 the Institutional Class had a year-to-date return of 0.61%. During the ten years illustrated in this bar chart, the Institutional Class' highest return was 4.53% for the quarter ended December 31, 1998 and its lowest return was -1.42% for the quarter ended March 31, 1994.



Average annual return as of 12/31/98

                   Institutional     Merrill Lynch One- to-Three Year
                   Class             Treasury Index

1 year             7.62%             7.00%
5 years            5.35%             5.99%
10 years           7.72%             7.37%

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.


 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as         none
 a percentage of offering price
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load) as a        none
 percentage of original purchase price or redemption
 price, whichever is lower
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested           none
 dividends
 ------------------------------------------------------ ----------
 Redemption fees                                             none
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                            none
 ------------------------------------------------------ ----------


Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.



 ------------------------------------------------------ -----------
 Management fees                                             0.50%
 ------------------------------------------------------ -----------
 Distribution and service (12b-1) fees                        none
 ------------------------------------------------------ -----------
 Other expenses                                              0.36%
 ------------------------------------------------------ -----------
 Total operating expenses                                    0.86%
 ------------------------------------------------------ -----------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.



 --------------- ------------
 1 year                  $88
 --------------- ------------
 3 years                $274
 --------------- ------------
 5 years                $477
 --------------- ------------
 10 years             $1,061
 --------------- ------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Limited-Term Government Fund. Following are descriptions of how the portfolio managers pursue the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Limited-Term Government Fund

    We invest primarily in short- and intermediate-term fixed income securities including:
    o securities issued or guaranteed by the U.S. government such as U.S. Treasuries,
    o securities issued by U.S. government agencies or instrumentalities such as securities of the Government National Mortgage Association.

         We may also invest in securities issued by non-government entities as long as the securities have U.S. government-backed securities as collateral, corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-backed securities.

         The Fund's level of income and the stability of its share price will be directly affected by changes in short- and intermediate term interest rates. We anticipate that the level of income could be higher and more stable than a money market fund. However, the Fund's share price will increase and decrease with changes in interest rates. This makes its risk level greater than that of a money market fund.


         We strive to reduce the effects of interest rate changes on the share price by keeping the average effective maturity below five years. The average effective maturity is the average effective maturity of all securities in the portfolio. If we believe that interest rates are historically low, we may shorten the average effective maturity to three years or less. Conversely, if we believe rates are high and therefore likely to go lower, we may increase average effective maturity to as high as five years. We may purchase individual securities with a remaining maturity of up to 15 years.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.


 ----------------------------------------------------- --------------------------------------------------------------------------
        Securities                                                                 How we use them
 ----------------------------------------------------- --------------------------------------------------------------------------

 ----------------------------------------------------- --------------------------------------------------------------------------
 Direct U.S. Treasury obligations include Treasury     We may invest without limit in U.S. Treasury securities, though they
 bills, notes and bonds of varying maturities. U.S.    are typically not our largest holding because they generally do not
 Treasury securities are backed by the "full faith     offer as high a level of current income as other fixed income
 and credit" of the United States.                     securities.
 ----------------------------------------------------- --------------------------------------------------------------------------
 Mortgage-backed securities: Fixed-income securities   There is no limit on government-related mortgage-backed securities.
 that represent pools of mortgages, with investors
 receiving principal and interest payments as the      We may invest up to 35% of net assets in mortgage-backed securities
 underlying mortgage loans are paid back. Many are     issued by private companies if they are 100% collateralized at the time
 issued and guaranteed against default by the U.S.     of issuance by securities or certificates issued or guaranteed by the
 government or its agencies or instrumentalities,      U.S. government, its agencies or instrumentalities. These securities
 such as the Federal Home Loan Mortgage Corporation,   must be rated in one of the two highest categories by an NRSRO at the
 Fannie Mae and the Government National Mortgage       time of purchase.
 Association. Others are issued by private financial
 institutions, with some fully collateralized by       Two of the privately issued securities we often invest in are CMOs and
 certificates issued or guaranteed by the government   REMICs (see below).
 or its agencies or instrumentalities.
 ----------------------------------------------------- --------------------------------------------------------------------------
 Collateralized mortgage obligations (CMOs):           These securities are not government securities and are not directly
 Privately issued mortgage-backed bonds whose          guaranteed by the U.S. government in any way.  They are secured by the
 underlying value is the mortgages that are grouped    underlying collateral of the private issuer.  We will invest in these
 into different pools according to their maturity.     securities only if they meet the criteria discussed in "mortgage-backed securities" above.
 ----------------------------------------------------- --------------------------------------------------------------------------
 Asset-backed securities: Bonds or notes backed by     We may invest only in asset-backed securities rated in the highest
 accounts receivables including home equity,           quality category by an NRSRO, such as AAA.
 automobile or credit loans.
                                                       We may invest a total of 20% of net assets in non-government securities, which includes asset-backed securities, corporate notes and bonds, certificates of deposit and commercial paper.
------------------------------------------------------ --------------------------------------------------------------------------
 Repurchase agreements: An agreement between a buyer   Typically, we use repurchase agreements as a short-term investment for
 and seller of securities in which the seller agrees   the Fund's cash position. In order to enter into these repurchase
 to buy the securities back within a specified time    agreements, the Fund must have collateral of at least 102% of the
 at the same price the buyer paid for them, plus an    repurchase price.
 amount equal to an agreed upon interest rate.
 Repurchase agreements are often viewed as equivalent
 to cash.
------------------------------------------------------ --------------------------------------------------------------------------
 Restricted securities: Privately placed securities    We may invest without limitation in privately placed securities that are
 whose resale is restricted under securities law.      eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule 144A Securities." Other restricted securities must be limited to 10% of total Fund assets.
------------------------------------------------------ --------------------------------------------------------------------------




 ----------------------------------------------------- --------------------------------------------------------------------------
        Securities                                                                 How we use them
 ----------------------------------------------------- --------------------------------------------------------------------------
 Illiquid securities: Securities that do not have a    We may invest up to 10% of total assets in illiquid securities.
 ready market, and cannot be easily sold, if at all,
 at approximately the price that the Fund has valued
 them.
------------------------------------------------------ --------------------------------------------------------------------------


The Fund may also invest in other securities including real estate mortgage investment conduits; certificates of deposit and obligations of both U.S. and foreign banks; corporate debt and commercial paper; repurchase agreements; and American Depositary Receipts. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.


Lending securities
Limited-Term Government Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
Limited-Term Government Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover
We anticipate that Limited-Term Government Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in Limited-Term Government Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Limited-Term Government Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

-------------------------------------------------------  -------------------------------------------------------------------
                        Risks                                              How we strive to manage them
-------------------------------------------------------  -------------------------------------------------------------------

-------------------------------------------------------  -------------------------------------------------------------------
Market risk is the risk that all or a majority of the    We maintain a long-term investment approach and focus on bonds we
securities in a certain market--like the stock or bond   believe will provide a steady income stream regardless of interim
market--will decline in value because of factors such    marketfluctuations. We do not try to predict overall market
as economic conditions, future expectations or           movements and do not trade for short-term purposes.
investor confidence.
-------------------------------------------------------  -------------------------------------------------------------------
Industry and security risk is the risk that the value    We diversify the Fund's assets across a variety of sectors in the
of securities in a particular industry or the value      bond market. We also follow a rigorous selection process before
ofan individual stock or bond will decline because       choosing securities for the portfolio.
of changing expectations for the performance of that
industry or for the individual company issuing the
stock or bond.
-------------------------------------------------------  -------------------------------------------------------------------
Interest rate risk is the risk that securities,          We do not try to increase return by predicting and aggressively
particularly bonds with longer maturities, will          capitalizing on interest rate moves. Instead, we aim to maintain
decrease in value if interest rates rise.                a short- to intermediate average maturity that helps us reduce the effects of interest rate volatility.
-------------------------------------------------------  -------------------------------------------------------------------
Prepayment risk is the risk that homeowners will         We take into consideration the likelihood of prepayment when we
prepay mortgages during periods of low interest          select mortgages. We may look for mortgage securities that have
rates, forcing an investor to reinvest their money at    characteristics that make them less likely to be prepaid, such as
interest rates that might be lower than those on the     a low outstanding loan balance or below-market interest rates.
prepaid mortgage. Prepayment risk may also affect other
types of debt securities, but generally to a lesser
extent than mortgage securities.
-------------------------------------------------------  -------------------------------------------------------------------
Liquidity risk is the possibility that securities        We limit exposure to illiquid securities.
cannot be readily sold, if at all, at approximately the
price that the Fund values them.
------------------------------------------------------- -------------------------------------------------------------------

Who manages the Fund


Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.50% of average daily net assets for the last fiscal year.


Portfolio managers
Paul A. Grillo and Stephen R. Cianci have day-to-day responsibilities for making investment decisions for the Fund.


Paul A. Grillo, Vice President/Portfolio Manager of the Fund, holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Mr. Grillo became co-manager of the Fund in January 1999. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.


Stephen R. Cianci, Vice President/Portfolio Manager of the Fund, holds a BS and an MBA in finance from Widener University. Mr. Cianci became co-manager of the Fund in January 1999. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                          Board of Directors


Investment manager                                            The Fund          Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245


Portfolio managers                  Distributor                                 Service agent
(see page ___ for details)          Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103



                                                             Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]


By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.




[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

How to redeem shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains if any, may be paid quarterly, but the board of directors may choose to distribute them less frequently. Long-term capital gains, if any, will be distributed annually. We automatically reinvest all dividends and capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from this Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
Limited-Term Government Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both Limited-Term Government Fund and Foundation Funds as a result of these transactions.

Financial highlights

The Financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------- -------------------------------------------------------
                                                       Limited Term Government Fund Institutional Class
                                                                        Year Ended 12/31
                                                  -------------------------------------------------------
                                                      1998       1997       1996       1995       1994
                                                  ----------- ---------- ---------- ---------- ----------
Net asset value, beginning of year                    $8.620     $8.770     $9.050     $8.990     $9.840

Income (loss) from investment operations
Net investment income                                  0.553      0.605      0.613      0.712      0.681
Net realized gain (loss) on investments,
    futures contracts and written options              0.079     (0.150)    (0.280)     0.060     (0.850)
                                                       -----    -------    -------      -----    -------
Total from investment operations                       0.632      0.455      0.333      0.772     (0.169)
                                                       -----      -----      -----      -----    -------

Less dividends
Dividends from net investment income                  (0.552)    (0.605)    (0.613)    (0.712)    (0.681)
                                                     -------    -------    -------    -------    -------
Total dividends                                       (0.552)    (0.605)    (0.613)    (0.712)    (0.681)
                                                     -------    -------    -------    -------    -------
Net asset value, end of year                          $8.700     $8.620     $8.770     $9.050     $8.990
                                                      ======     ======     ======     ======     ======

Total return                                           7.62%      5.39%      3.84%      8.87%     (1.74%)

Ratios and supplemental data
Net assets, end of period (000 omitted)              $21,201    $32,902    $30,349    $37,460    $37,238
Ratio of expenses to average net assets                0.86%      0.83%      0.78%      0.81%      0.76%
Ratio of net investment income to
    average net assets                                 6.47%      6.98%      6.92%      7.86%      7.25%
Portfolio turnover                                       69%        79%        83%        73%       148%

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would appear under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

Glossary
This glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See also Nationally recognized statistical rating organization.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.


Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.


Merrill Lynch One-to-Three Year Treasury Index
An unmanaged index of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. It does not include inflation linked U.S. government bonds.


National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.
 [end glossary]

[back cover]

Limited-Term Government Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.


You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800-362-FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London
                              ---------------------

Investment Company Act file number: 811-3363

Fund Symbols
                                                         CUSIP        NASDAQ
Limited-Term Government Fund Institutional Class        245912506      DTINX

P-002 [--] PP 1/99

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 28, 1999

               DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
                          Limited-Term Government Fund

                               1818 Market Street
                             Philadelphia, PA 19103

                For more information about Institutional Classes:
                                  800-510-4015

                   For Prospectus, Performance and Information
                     on Existing Accounts of Class A Shares,
                       Class B Shares and Class C Shares:
                             Nationwide 800-523-1918

                                Dealer Services:
                  (BROKER/DEALERS ONLY) Nationwide 800-362-7500

         Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc.") is a professionally-managed mutual fund of the series type which currently offers one series of shares: Limited-Term Government Fund (the "Fund").

         The Fund offers Class A Shares, Class B Shares, Class C Shares (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes"), and Institutional Class shares ("Institutional Class"). All references to "shares" in this Part B refer to all Classes of shares of Limited-Term Funds, Inc, except where noted.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated April 28, 1998 and the current Prospectus for the Institutional Class dated April 28, 1999, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS


Cover Page                                                               1

Investment Objective and Policies                                        3

Accounting and Tax Issues

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and Net Asset Value

Redemption and Repurchase

Income Dividends and Realized Securities Profits Distributions

Investment Management Agreement

Officers and Directors

Exchange Privilege

General Information

Financial Statements


Appendix A - Ratings

Appendix B - Investment Objectives of the Other Funds in the Delaware Investments Family

INVESTMENT OBJECTIVE AND POLICIES

         The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

         1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

         2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

         3. reinvest the earnings from securities in like securities; or

         4. defray normal administrative expenses.

Investment Restrictions
         Limited-Term Funds, Inc. has adopted the following restrictions for the Fund which, along with its investment objective, cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of: (a) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the Fund's outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Limited-Term Government Fund series shall not:

         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition, and except to the extent that an issuer of mortgage-backed securities may be deemed to be an investment company, provided that any such investment in securities of an issuer of a mortgage-backed security which is deemed to be an investment company will be subject to the limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940 (the "1940 Act"), as amended.

         The Fund has been advised by the staff of the Securities and Exchange Commission (the "Commission") that it is the staff's position that, under the 1940 Act, the Fund may invest (a) no more than 10% of its assets in the aggregate in certain CMOs and REMICs which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the Commission, and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate but this shall not prevent the Fund from investing in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting or nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         8. Write, purchase or sell options, puts, calls or combinations thereof, except that the Fund may: (a) write covered call options with respect to any part or all of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Fund's total assets; (c) write secured put options; (d) purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the Fund's total assets and only if the Fund owns the security covered by the put option at the time of purchase. The Fund may sell put options or call options previously purchased or enter into closing transactions with respect to such options.

          9. Enter into futures contracts or options thereon, except that the Fund may enter into futures contracts to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and only to the extent that obligations under such contracts or transactions represent not more than 20% of the Fund's assets.

         10. Purchase securities on margin or make short sales of securities.

         11. Invest in warrants or rights except where acquired in units or attached to other securities.

         12. Purchase or retain the securities of any issuer any of whose officers, directors or security holders is a director or officer of Limited-Term Funds, Inc. or of its investment manager if or so long as the directors and officers of Limited-Term Funds, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         13. Invest in interests in oil, gas or other mineral exploration or development programs.

         14. Invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Securities will not be purchased while the Fund has an outstanding borrowing.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

Average Effective Maturity
         The Fund limits its average effective dollar weighted portfolio maturity to no more than three to five years. However, many of the securities in which the Fund invests will have remaining maturities in excess of five years.

         Some of the securities in the Fund's portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Fund will, when determining average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

         Instruments such as GNMA, FNMA, FHLMC securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns. For purposes of determining the Fund's average effective maturity, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.

         Mortgage-Backed Securities--In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, the Fund may also invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of the Fund's net assets.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Fund will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized rating agency.


Asset-Backed Securities-- The Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future.

         Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

         The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

         Options--The Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

         The Fund may invest in options that are either Exchange listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close option positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will not, however, invest more than 10% of its assets in illiquid securities.

         A. Covered Call Writing--The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as Delaware Management Company (the "Manager") determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to options on actual portfolio securities owned by the Fund, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirety offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options--The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The advantage of purchasing call options is that the Fund may alter portfolio characteristics, and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same Fund as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on a Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the results that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.


         C. Purchasing Put Options-- The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the Fund's total assets. A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. However, the Fund must pay a premium for this right, whether it exercises it or not. The Fund will, at all times during which it holds a put option, own the security covered by such option.


         The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         D. Writing Put Options--The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Futures--Futures contracts are agreements for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month. The Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not engage in such transactions to the extent that obligations relating to such transactions exceed 20% of the Fund's assets.


         Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when the Fund engages in futures transactions, to the extent required by the Securities and Exchange Commission, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of government securities at higher prices.

         With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of government securities which the Fund intends to purchase.

         If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of government securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its government securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell government securities from its portfolio to meet daily variation margin requirements. Such sales of government securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         Corporate Debt--The Fund may invest in corporate notes and bonds rated A or above. Excerpts from Moody's Investors Service, Inc. ("Moody's") description of those categories of bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.

         Excerpts from Standard & Poor's Ratings Group ("S&P") description of those categories of bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances.

         Commercial Paper--The Fund may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

         Bank Obligations--The Fund may invest in certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will only buy short-term instruments in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) Limited-Term Funds, Inc. must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Limited-Term Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.


When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Repurchase Agreements
         Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Restricted Securities
         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

ACCOUNTING AND TAX ISSUES


         The following supplements the information in the Classes' Prospectuses under the heading Dividends, distributions and taxes.


         When the Fund writes a call option, an amount equal to the premium received by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

         The premium paid by the Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. If a put option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a long- or short-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund sells the put option, it realizes a long- or short-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         The initial margin deposits made when entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract will be reflected at the end of each day.

         Regulated futures contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Any unrealized gain or loss on futures contracts will therefore be recognized and deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. Therefore, adjustments are made to the tax basis in the futures contract to reflect the gain or loss recognized at year end.

         Other Tax Requirements -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

PERFORMANCE INFORMATION

         From time to time, the Fund may state total return for each Class in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. The Fund may also advertise aggregate and average compounded return information of each Class over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


               n
         P(1+T)  = ERV

         Where:       P  =    a hypothetical initial purchase order of $1,000
                              from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                      T  =    average annual total return;

                      n  =    number of years;

                    ERV  =    redeemable value of the hypothetical $1,000
                              purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The average annual total return performance is shown below for each Class through December 31, 1998, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 2.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made. The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on December 31, 1998. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed on December 31, 1998 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

Average Annual Total Return

------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------

                                     1 year ended    3 years ended      5 years ended    10 years ended    Life of Fund
                                     12/31/98        12/31/98           12/31/98         12/31/98
------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------

Class A Shares(1) (2)At Offer
(Inception 11/24/85)                     4.55%             4.46%             3.99%            6.20%             6.34%
------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------
Class A Shares(1) At NAV
(Inception 11/24/85)                     7.46%             5.45%             4.58%            6.49%             6.57%
------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------
Institutional Class Shares(1)
(Inception 6/1/92)                       7.62%             5.61%             4.73%            6.64%             6.70%
------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------
Class B Shares Including CDSC
(Inception 5/2/94)                       4.55%             4.27%              N/A              N/A              4.48%
------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------
Class B Shares Excluding CDSC
(Inception 5/2/94)                       6.55%             4.56%              N/A              N/A              4.48%
------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------
Class C Shares Including CDSC
(Inception 11/29/95)                     5.56%             4.56%              N/A              N/A              4.76%
------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------
Class C Shares Excluding CDSC
(Inception 11/29/95)                     6.56%             4.56%              N/A              N/A              4.76%

------------------------------------ --------------- ------------------ ---------------- ----------------- ----------------

(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 1.00% from the date of the initial public offering through July 31, 1986 and of each class to 0.75% (exclusive of 12b-1 payments with respect to Class A Shares) from February 25, 1991 until December 30, 1992. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

         The Fund may also quote the current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                         a--b          6
                          YIELD = 2[(-------- + 1)  -- 1]
                                          cd

                Where:     a   =  dividends and interest earned during the
                                  period;

                           b   =  expenses accrued for the period (net of
                                  reimbursements);

                           c   =  the average daily number of shares
                                  outstanding during the period that were
                                  entitled to receive dividends;

                           d   =  the maximum offering price per share on the
                                  last day of the period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields as of December 31, 1998 using this formula are shown below. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. Actual yield may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Fund in the future.


                  Class  A Shares                       5.00%
                  -------------------------------------------
                  Class B Shares                        4.30%
                  -------------------------------------------
                  Class C Shares                        4.30%
                  -------------------------------------------
                  Institutional Shares                  5.29%
                  -------------------------------------------

         On December 31, 1998, the average effective weighted average portfolio maturity was 4 years for the Fund.


         Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall. Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following table is an example, for purposes of illustration only, of cumulative total return performance for each Class through December 31, 1998. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. In addition, these calculations, as shown below, reflect maximum sales charges, if any, paid on the purchase or redemption of shares, as applicable, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares may be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.


         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.


Cumulative Total Return

----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------

                        3 months     6 months    9 months      1 year      3 years        5 years        10 years     Life of
                        ended        ended       ended         ended       ended          ended          ended        Fund
                        12/31/98     12/31/98    12/31/98      12/31/98    12/31/98       12/31/98       12/31/98
----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------
Class A Shares(1) (2)
At Offer
(Inception 11/24/85)       1.61%       2.04%        3.08%        4.55%        13.98%         21.62%        82.43%       123.87%
----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------
Class A Shares(1)
At NAV
(Inception 11/24/85)       4.49%       4.90%        5.96%        7.46%        17.25%         25.08%        87.49%       130.13%
----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------
Institutional Class
Shares(1)
(Inception 6/1/92)         4.53%       4.98%        6.08%        7.62%        17.78%         26.01%        90.27%       133.82%
----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------
Class B Shares
Including CDSC
(Inception 5/2/94)         2.27%       2.46%        3.29%        4.55%        13.35%           N/A           N/A        22.68%
----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------
Class B Shares
Excluding CDSC
(Inception 5/2/94)         4.27%       4.46%        5.29%        6.55%        14.31%           N/A           N/A        22.68%
----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------
Class C Shares
Including CDSC
(Inception 11/29/95)       3.27%       3.46%        4.29%        5.56%        14.31%           N/A           N/A        15.46%
----------------------- ------------ ----------- ------------- ----------- -------------- -------------- ------------ ------------
Class C Shares
Excluding CDSC
(Inception 11/29/95)       4.27%       4.46%        5.29%        6.56%        14.31%           N/A           N/A        15.46%

(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 1.00% from the date of the initial public offering through July 31, 1986 and of each class to 0.75% (exclusive of 12b-1 payments with respect to Class A Shares) from February 25, 1991 until December 30, 1992. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Investments family of funds, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Fund's investment disciplines, and investment disciplines of the funds in the Delaware Investments family, employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager's affiliates, including the number of such clients serviced by the Manager's affiliates.


Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                     Number
                                Investment     Price Per            of Shares
                                  Amount         Share              Purchased
                                ----------     ---------            ---------
                   Month 1        $100          $10.00                 10
                   Month 2        $100          $12.50                  8
                   Month 3        $100           $5.00                 20
                   Month 4        $100          $10.00                 10
                   ----------------------------------------------------------
                                  $400          $37.50                 48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Limited-Term Funds, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Limited-Term Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates, and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

         Although the Fund trades principally to seek a high level of income and stability of principal and not for profits, the portfolio turnover may be high, particularly if interest rates are volatile. The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years ended December 31, 1997 and 1998, the Fund's portfolio turnover rates were 79% and 69%, respectively.

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares and has agreed to use its best efforts to sell shares of the Fund. See the Prospectuses for information on how to invest. Shares of the Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Limited-Term Funds, Inc. or the Distributor.


         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Limited-Term Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Limited-Term Funds, Inc. reserves the right to reject any order for the purchase of its shares of the Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Limited-Term Funds, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 2.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately five years after purchase. Class B Shares will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.15% pursuant to Board action) of average daily net assets of such shares. See Automatic Conversion of Class B Shares below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Limited-Term Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements

         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.15% pursuant to Board action) of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within three years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.15% pursuant to Board action) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.


         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A

Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within three years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C

Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately five years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.15% pursuant to Board action) of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the three-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.


         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 2% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within three years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares as described in this Part B, even after the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A

Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the fifth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's fifth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the fifth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of the Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes

Pursuant to Rule 12b-1 under the 1940 Act, Limited-Term Funds, Inc. has adopted a separate plan for each of Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to the Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Class. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

         The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, the Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. Limited-Term Funds, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has agreed to waive these distribution fees to the extent such fees for any day exceeds the net investment income realized by the Fund Classes for such day.

         On May 21, 1987, the Board of Directors set the fee for Class A Shares, pursuant to its Plan, at 0.15% of average daily net assets. This fee was effective until May 31, 1992. Effective June 1, 1992, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares which were originally purchased prior to June 1, 1992 in the Investors Series I class (which was converted into what is now referred to as Class A Shares) on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of the Investors Series I class), and (ii) the amount obtained by multiplying 0.15% by the average daily net assets represented by all other Class A Shares. While this is the method to be used to calculate the 12b-1 fees to be paid by Class A Shares, the fee is a Class expense so that all shareholders regardless of whether they originally purchased or received shares in the Investors Series I class, or in one of the other classes that is now known as Class A Shares will bear 12b-1 expenses at the same rate. While this describes the current formula for calculating the fees which will be payable under the Class A Shares' Plan beginning June 1, 1992, the Plan permits a full 0.30% on all assets of Class A Shares to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of Limited-Term Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Limited-Term Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to the Fund Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must be approved by a majority of the outstanding voting Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors, including a majority of the noninterested directors of Limited-Term Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Limited-Term Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.


         For the fiscal year ended December 31, 1998, payments from the Class A Shares, Class B Shares and Class C Shares amounted to $494,115, $123,904 and $29,172, respectively. Such amounts were used for the following purposes:


------------------------------------------------------------------------------------------------------------

                                 Class A Shares              Class B Shares                 Class C Shares
------------------------------------------------------------------------------------------------------------

Advertising                        $10,851                           ---                            ---
------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports          $8,157                           ---                            ---
------------------------------------------------------------------------------------------------------------
Broker Trails                     $432,502                       $18,419                        $17,987
------------------------------------------------------------------------------------------------------------
Broker Sales Charges                   ---                       $83,217                         $7,018
------------------------------------------------------------------------------------------------------------
Dealer Service Expenses                ---                        $1,010                            ---
------------------------------------------------------------------------------------------------------------
Interest on Broker Sales
Charges                                ---                        $3,513                           $535
------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers         $17,126                        $9,086                         $2,697
------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings            ---                          $453                           $270
------------------------------------------------------------------------------------------------------------
Promotional-Other                  $12,104                           ---                            ---
------------------------------------------------------------------------------------------------------------
Prospectus Printing                $13,375                           ---                            ---
------------------------------------------------------------------------------------------------------------
Telephone                              ---                          $275                            ---
------------------------------------------------------------------------------------------------------------
Wholesaler Expenses                    ---                        $7,931                           $665
------------------------------------------------------------------------------------------------------------
Other                                  ---                           ---                            ---
------------------------------------------------------------------------------------------------------------


Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
        From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

        Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
        Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

        Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

        Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

        Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

        Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

        Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

        Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

        Limited-Term Funds, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
        Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

        With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

        Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

        A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares, above.

        The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention

        The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Limited-Term Funds, Inc. which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

        Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
        In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

        The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

        In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 2.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

     Holders of Class A Shares of the Fund (and of Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in Delaware Investments offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.


        Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

        Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

Group Investment Plans

     Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares described in the Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

        The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Class
        The Institutional Class is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


        Shares of Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
        Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). Confirmations of any distributions from realized securities profits will be mailed to shareholders in the first quarter of each fiscal year.

        Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for the Class B Shares and Class C Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
        Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

        Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

        Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange

        If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


        Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

        Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
        Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

        Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.
                                      * * *

        Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

        Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
        Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Limited-Term Funds, Inc. for proper instructions.

MoneyLine (SM) On Demand
        You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
        Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

        Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

        Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

 Asset Planner
        To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

        The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

        An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

        Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
        An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

        Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

        Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

        Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

        Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

        It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

        Taxable distributions from the retirement plans described below may be subject to withholding.

        Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
        Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
        A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
        The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
        An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

        Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

        Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
        Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

        A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

        (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

        (2) Substantially equal installment payments for a period certain of 10 or more years;

        (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

        (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

        (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
        For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

        Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

        Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
        For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

        This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

        Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

        Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

        A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

        Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B

Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

        Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
        A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
        Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
        Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
        Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")

        Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA
        A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
        A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

        Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund after receipt of the order by the Fund, its agent, designee, or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class Shares are effected at the net asset value per share next calculated by the Fund after receipt of the order by the Fund, its agent, designee, or other authorized persons. Selling dealers are responsible for transmitting orders promptly.

        The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for the days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

        An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

        The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of the Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. U.S. government and other debt securities are valued at the mean between the last reported bid and asked prices. Options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost. All other securities and assets, including non-Exchange-traded options, are valued at fair value as determined in good faith by the Board of Directors of Limited-Term Funds, Inc.

        Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Limited-Term Fund's, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND EXCHANGE

        You can redeem or exchange your shares in a number of different ways. Exchanges are subject to the requirements of the Fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

        Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

        Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

        In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

        Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

        Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons

(see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

        The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

        If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

        In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

        Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Limited-Term Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

        The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

        Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value below. Redemptions of Class B Shares made within three years of purchase are subject to a CDSC of 2% during the first two years of purchase and 1% during the third year of purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Purchasing Shares for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below, for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Fund nor its Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

        Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds available from Delaware Investments (in each case, "New Shares") in a permitted exchanged, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.

Written Redemption
        You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

        Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
        You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
        To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

        The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

        Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
        The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
        Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

        The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

        The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
        You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
        With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
        Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Equity Income Fund, (2) Growth and Income Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

        The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

        Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans

        Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

        Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

        The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

        Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

        An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

        Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

        The Systematic Withdrawal Plan is not available to any Class of Diversified Value Fund or to the Institutional Classes of the other Funds. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
        For purchases of $1,000,000, a Limited CDSC of 1% will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) if shares are redeemed during the first year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

        The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

        Redemptions of such Class A Shares held for more than one year will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the one-year holding period. The Limited CDSC is assessed if such one year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

        In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
        The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.
        In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

INCOME DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         It is the present policy of Limited-Term Funds, Inc. to declare dividends from net investment income of the Fund on a daily basis. Dividends are declared at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) each day the Fund is open and are paid monthly. Checks are normally mailed within three business days of that date. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

        Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class A Shares, Class B Shares and the Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

        Dividends and realized securities profits distributions are automatically reinvested in additional shares of the Fund at the net asset value in effect on the payable date, and credited to the shareholder's account, unless an election to receive distributions in cash has been made by the shareholder. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

        Limited-Term Funds, Inc. anticipates distributing to its shareholders substantially all of the Fund's net investment income. Any net short-term capital gains after deducting any net long-term capital losses (including carryforwards) would be distributed quarterly but, in the discretion of Limited-Term Funds, Inc.'s Board of Directors, might be distributed less frequently. Distributions of net long-term gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

        Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

        "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

        "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

        "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five year holding period.


         The Fund has qualified as regulated investment companies under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements that are described under Accounting and Tax Issues-- Other Tax Requirements.


INVESTMENT MANAGEMENT AGREEMENT

        The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors.


        The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On December 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $45 billion in assets in the various institutional or separately managed (approximately $26,429,550,000) and investment company (approximately $18,817,530,000) accounts.

        The Investment Management Agreement for the Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Agreement had an initial term of two years. The Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Limited-Term Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of Limited-Term Funds, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.

              The Investment Management Agreement provides that the Fund shall pay the Manager a management fee payable monthly and computed on the net asset value of the Fund as of each day at the annual rate of 1/2 of 1%, less all directors' fees paid to the unaffiliated directors of the Fund. On December 31, 1998, the Fund's total net assets were $357,361,998. Investment management fees paid by the Fund for the fiscal years ended December 31, 1996, 1997 and 1998 amounted to $2,987,753, $2,233,564 and $1,818,527, respectively.

        Under the general supervision of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund. The Manager pays the salaries of all directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager. The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

Distribution and Service
        The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of the Fund's shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plan. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

        The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated as of June 29, 1988. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

        The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND DIRECTORS

        The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors.

        Certain officers and directors of Limited-Term Funds, Inc. hold identical positions in each of the other funds in the Delaware Investments family. On March 31, 1999, Limited-Term Funds, Inc.'s officers and directors owned less than 1% of the outstanding shares of each Class of the Fund.

        As of March 31, 1999, management believes the following shareholders held of record 5% or more of the outstanding shares of a Class. Management does not have knowledge of beneficial owners.

Class                        Name and Address of Account                         Share Amount          Percentage
-----                        ---------------------------                         ------------          ----------

Limited-Term                 Merrill Lynch, Pierce, Fenner & Smith                 2,509,863.380             7.00%
Government Fund              For the Sole Benefit of its Customers
A Class                      Attn: Fund Administration
                             2629 Highland Ave.
                             Williamsport, PA 17702-6759


Limited-Term                 Merrill Lynch, Pierce, Fenner & Smith                   206,964.090            12.52%
Government Fund              For the Sole Benefit of its Customers
B Class                      Attn: Fund Administration
                             4800 Deer Lake Dr. East, 2nd Floor
                             Jacksonville, FL 32246-6484

Class                        Name and Address of Account                            Share Amount        Percentage

Limited-Term                 Donaldson Lufkin Jenrette                               101,027.990            14.21%
Government Fund              Securities Corporation, Inc.
C Class                      P.O. Box 2052
                             Jersey City, NJ 07303-2052

                             Terry G. Burton                                          48,646.510             6.84%
                             15802 Caminito Cantaras
                             Del Mar, CA 92014-3965

                             Merrill Lynch, Pierce, Fenner & Smith                    44,936.400             6.32%
                             For the Sole Benefit of its Customers
                             Attn: Fund Administration
                             4800 Deer Lake Dr. East, 2nd Floor
                             Jacksonville, FL 32246-6484

                             Family Ltd. Partnership                                  41,376.720             5.82%
                             Alo Family Limited
                             4512 Teas Street
                             Bellaire, TX 77401-4223

Limited-Term                 RS 401(k) Plan                                        1,911,853.240            77.85%
Government Fund              PriceWaterhouseCopers, LLP
Institutional Class          Savings Plan
                             c/o Delpac 16th Floor
                             1818 Market St.
                             Philadelphia, PA 19103-3638

                             RS DMTC 401(k) Plan                                     136,057.730             5.54%
                             Long John Silver, Inc. 401(k) Plan
                             c/o Delpac 16th Floor
                             1818 Market St.
                             Philadelphia, PA 19103-3638


        DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital

Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters currently located in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

        Certain officers and trustees of Limited-Term Funds, Inc. hold identical positions in each of the other funds in the Delaware Investments family. Directors and principal officers of Limited-Term Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

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Director/Officer                            Business Experience
------------------------------------------- -------------------------------------------------------------------------------
* Jeffrey J. Nick (46)                      Chairman of the Board, President, Chief Executive Officer and Director and/or
                                            Trustee of Limited-Term Funds, Inc., each of the other 33 investment companies in the Delaware Investments family, Delaware Management Business
                                            Trust, Delvoy, Inc., DMH Corp. and Founders Holdings, Inc.

                                            Chairman of the Board, Chief Executive Officer and Director of Delaware Management
                                            Company, Inc., Delaware Distributors, Inc., Delaware International Holdings Ltd.,
                                            Delaware International Advisers Ltd.

                                            Chairman of the Board and Chief Executive Officer of Delaware Management
                                            Company (a series of Delaware Management Business Trust)

                                            Chairman of the Board and Director of Delaware Capital Management, Inc.

                                            Chairman of Delaware Investment Advisers (a series of Delaware Management Business
                                            Trust) and Delaware Distributors, L.P.

                                            President, Chief Executive Officer and Director of Delaware Management
                                            Holdings, Inc. and Retirement Financial Services, Inc.

                                            Director of Delaware Service Company, Inc.

                                            From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from
                                            1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

----------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.


------------------------------------------- -------------------------------------------------------------------------------

*Wayne A. Stork (61)                        Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware Investments family.

                                            Chairman and Director of Delaware Management Holdings, Inc.

                                            Prior to January 1, 1999, Mr. Stork was Chairman and Director and/or Trustee of
                                            Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware
                                            Investments family and Delaware Capital Management, Inc.; Chairman, President, Chief
                                            Executive Officer and Director of DMH Corp., Delaware Distributors, Inc. and Founders
                                            Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief Investment Officer
                                            and Director/Trustee of Delaware Management Company, Inc. and Delaware Management
                                            Business Trust; Chairman, President, Chief Executive Officer and Chief Investment
                                            Officer of Delaware Management Company (a series of Delaware Management Business Trust);
                                            Chairman, Chief Executive Officer and Chief Investment Officer of Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust); Chairman, Chief Executive
                                            Officer and Director of Delaware International Advisers Ltd., Delaware International
                                            Holdings Ltd. and Delaware Management Holdings, Inc.; President and Chief Executive
                                            Officer of Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware
                                            Service Company, Inc. and Retirement Financial Services, Inc.

                                            In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within the Delaware organization.
------------------------------------------- -------------------------------------------------------------------------------

----------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.


------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Richard G. Unruh, Jr. (59)                  Executive Vice President and Chief Investment Officer, Equities of
                                            Limited-Term Funds, Inc., each of the other 33 investment companies in the
                                            Delaware Investments family and Delaware Management Company (a series of
                                            Delaware Management Business Trust)

                                            Executive Vice President and Director of Delaware Management Business Trust.

                                            Executive Vice President of Delaware Management Holdings, Inc. and Delaware Capital
                                            Management, Inc.

                                            Executive Vice President/Chief Investment Officer, Equities and Director of Delaware
                                            Management Company, Inc.

                                            Chief Executive Officer/Chief Investment Officer, Equities of Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust);

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.


------------------------------------------- -------------------------------------------------------------------------------

David K. Downes (59)                        Executive Vice President, Chief Operating Officer and Chief Financial Officer
                                            of Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Founders
                                            CBO Corporation, Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust) and Delaware Distributors, L.P.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                            of DMH Corp, Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

                                            Executive Vice President, Chief Financial Officer, Chief Administrative Officer and
                                            Trustee of Delaware Management Business Trust. President, Chief Executive Officer,
                                            Chairman and Director of Delaware Service Company, Inc.

                                            President, Chief Executive Officer, Chairman and Director of Delaware Service Company,
                                            Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                            International Holdings Ltd.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust).

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman and Director of Retirement Financial Services, Inc.

                                            Chairman and Director of Delaware Management Trust Company.

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

------------------------------------------- -------------------------------------------------------------------------------


------------------------------------------- -------------------------------------------------------------------------------
Richard J. Flannery (41)                    Executive Vice President of Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware Investments family

                                            Executive Vice President and General Counsel of Delaware Management Holdings, Inc.,
                                            Delaware Distributors, L.P., Delaware Capital Management, Inc., Delaware Service
                                            Company, Inc., Delaware Management Company (a series of Delaware Management Business
                                            Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust)
                                            and Founders CBO Corporation

                                            Executive Vice President/General Counsel and Director of DMH Corp., Delaware Management
                                            Company, Inc., Delaware Management Business Trust, Delaware Distributors, Inc., Delaware
                                            Service Company, Inc., Delaware International Holdings Ltd., Founders Holdings, Inc.,
                                            Delvoy, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc. and
                                            Delaware Management Trust Company.

                                            Director of Delaware International Advisers Ltd.

                                            Director, HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

------------------------------------------- -------------------------------------------------------------------------------

Walter P. Babich (71)                       Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

------------------------------------------- -------------------------------------------------------------------------------
John H. Durham (61)                         Director and/or Trustee of Limited-Term Funds, Inc. and 18 other investment companies in the Delaware Investments family.

                                            Partner, Complete Care Services.

                                            120 Gilbraltar Road, Horsham, PA 19044.

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive
                                            Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware
                                            Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and
                                            Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

------------------------------------------- -------------------------------------------------------------------------------
Anthony D. Knerr (60)                       Director and/or Trustee of Limited-Term Funds, Inc. and each of the 33 other investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                            Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr. Knerr founded The Publishing Group, Inc. in 1988.
------------------------------------------- -------------------------------------------------------------------------------
Ann R. Leven (58)                           Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 33 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY  10021

                                            Treasurer, National Gallery of Art

                                            From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian
                                            Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of
                                            Columbia Business School.

------------------------------------------- -------------------------------------------------------------------------------
Thomas F. Madison (63)                      Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since
                                            1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was
                                            President of U.S. WEST Communications--Markets.
------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Charles E. Peck (73)                        Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware Investments family

                                            P.O. Box 1102, Columbia, MD  21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                            Group, Inc., Columbia, MD.

------------------------------------------- -------------------------------------------------------------------------------
Jan L. Yeomans (50)                         Director and/or Trustee of Limited-Term Funds, Inc. and 25 other investment companies in the Delaware Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for the
                                            3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation, 1985-1987;
                                            Manager of Pension Funds for the 3M Corporation, 1983-1985; Consultant--Investment
                                            Technology Group of Chase Econometrics, 1982-1983; Consultant for Data Resources,
                                            1980-1982; Programmer for the Federal Reserve Bank of Chicago, 1970-1974.

------------------------------------------- -------------------------------------------------------------------------------
George M. Chamberlain, Jr. (52)             Senior Vice President, Secretary and General Counsel of Limited-Term Funds,
                                            Inc. and each of the other 33 investment companies in the Delaware
                                            Investments family.

                                            Senior Vice President and Secretary of Delaware Distributors, L.P., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Investment Advisers
                                            (a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                            DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware
                                            Service Company, Inc., Retirement Financial Services, Inc., Delaware Capital Management,
                                            Inc., Delvoy, Inc. and Delaware Management Business Trust

                                            Senior Vice President, Secretary and Director of Founders Holdings, Inc.

                                            Executive Vice President, Secretary and Director of Delaware Management Trust Company

                                            Senior Vice President of Delaware International Holdings Ltd.

                                            During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Joseph H. Hastings (49)                     Senior Vice President/Corporate Controller of Limited-Term Funds, Inc. and
                                            each of the other 33 investment companies in the Delaware Investments family and Founders Holdings, Inc.

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware
                                            Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                            Delaware Management Company (a series of Delaware Management Business Trust),
                                            Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                            Company, Inc., Delaware Capital Management, Inc., Delaware International
                                            Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust

                                            Chief Financial Officer/Treasurer of Retirement Financial Services, Inc.

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                            Management Trust Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

------------------------------------------- -------------------------------------------------------------------------------
Michael P. Bishof (36)                      Senior Vice President and Treasurer of Limited-Term Funds, Inc. and each of the other 33 investment companies in the Delaware Investments family and
                                            Founders Holdings, Inc.

                                            Senior Vice President/Investment Accounting of Delaware Management Company, Inc.,
                                            Delaware Management Company (a series of Delaware Management Business Trust) and
                                            Delaware Service Company, Inc.;

                                            Senior Vice President and Treasurer/Manager, Investment Accounting of
                                            Delaware Distributors, L.P. and Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust)

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Senior Vice President and Manager of Investment Accounting of Delaware
                                            International Holdings Ltd.

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers
                                            Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment
                                            Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable
                                            Capital Management Corporation, New York, NY from 1987 to 1993.
------------------------------------------- -------------------------------------------------------------------------------

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Limited-Term Funds, Inc. during its fiscal year and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee during Limited-Term Funds, Inc.'s fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of December 31, 1998. Only the independent directors of Limited-Term Funds, Inc. receive compensation from Limited-Term Funds, Inc.

------------------------------------------------------------------------------------------------------------

                                            Pension Retirement
                                            Benefits Accrued as                          Total Compensation
                                           Part of Limited-Term                             from Delaware
                         Aggregate         Funds, Inc. Expenses     Estimated Annual         Investments
                      Compensation for                               Benefits Upon           Investment
                     Limited-Term Funds,                             Retirement(1)          Companies(2)
                            Inc.
------------------------------------------------------------------------------------------------------------
Walter B. Babich           $1,694                 None                   $38,500               $62,768
------------------------------------------------------------------------------------------------------------
John H. Durham(3)          $1,313                 None                   $31,180               $34,854
------------------------------------------------------------------------------------------------------------
Anthony D. Knerr           $1,694                 None                   $38,500               $62,768
------------------------------------------------------------------------------------------------------------
Ann R. Leven               $1,718                 None                   $38,500               $63,726
------------------------------------------------------------------------------------------------------------
W. Thacher Longstreth      $1,563                 None                   $38,500               $57,599
------------------------------------------------------------------------------------------------------------
Thomas F. Madison          $1,643                 None                   $38,500               $60,771
------------------------------------------------------------------------------------------------------------
Charles E. Peck            $1,574                 None                   $38,500               $57,973
------------------------------------------------------------------------------------------------------------

(1) (1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of December 31, 1998, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) (2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,180 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3) (3) John H. Durham joined the Board of Directors of Limited-Term Funds, Inc. and 18 other investment companies in Delaware Investments on April 16, 1998.

GENERAL INFORMATION

         Limited-Term Funds, Inc., which was organized as a Pennsylvania business trust in 1981 and reorganized as a Maryland corporation in 1990, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act").

         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         The Manager, or its affiliate Delaware International Advisers Ltd., manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion(sm) III Variable Annuities. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. The Manager or Delaware International Advisers also manage many of the investment options for the Delaware-Lincoln Choice Plus Variable Annuity. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by ten leading money managers. See Delaware Group Premium Fund, Inc. in Appendix B.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance was received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

 The Distributor received Limited CDSC payments with respect to Class A Shares of the Fund as follows:

                              Limited CDSC Payments

              Fiscal
               Year                           Limited-Term
               Ended                      Government Fund A Class
               -----                      -----------------------
             12/31/98                             none
             12/31/97                             none
             12/31/96                            $3,838

      The Distributor received CDSC payments with respect to Class B Shares and Class C Shares as follows:

                              CDSC Payments
            Fiscal
             Year            Limited-Term                  Limited-Term
             Ended      Government Fund B Class       Government Fund C Class
             -----      -----------------------       -----------------------
           12/31/98          $17,518.62                      $2,130.42
           12/31/97             $35,439                         $2,431
           12/31/96              32,704                          1,016


        The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

        The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Limited-Term Funds, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Limited-Term Funds, Inc. to delete the words "Delaware Group" from Limited-Term Funds, Inc.'s name.

        The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
        The authorized capital of Limited-Term Funds, Inc. consists of three billion shares of $.001 par value common stock, of which two billion shares constitutes the Fund. Of the two billion shares allocated to the Fund, nine hundred fifty million shares have been allocated to Class A Shares, two hundred million shares each have been allocated to Class B Shares and the Institutional Class and fifty million shares have been allocated to Class C Shares.

        Identifiable expenses to the Fund will be paid by the Fund. General expenses of the Fund will be allocated on a pro-rata basis according to asset size. Where matters must be submitted to a vote of shareholders, the holders of a majority of shares of the Fund affected must vote affirmatively for that class to be affected.

        Each Class of the Fund represents a proportionate interest in the assets of the Fund and each has the same voting and other rights and preferences as the other classes except that shares of the Institutional Class may not vote on matters affecting the Fund's Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A, Class B Shares and Class C Shares will be allocated solely to those classes.

        Until May 31, 1992, the Fund offered shares of two retail classes of shares, Investors Series II class (now Class A Shares) and the Investors Series I class. Shares of Investors Series I class were offered with a sales charge, but without the imposition of a Rule 12b-1 fee. Effective June 1, 1992, following shareholder approval of a plan of recapitalization on May 15, 1992, shareholders of the Investors Series I class had their shares converted into shares of the Investors Series II class and became subject to the latter class' Rule 12b-1 charges. Effective at the same time, following approval by shareholders, the name Investors Series was changed to Treasury Reserves Intermediate Series and the name Investors Series II class was changed to Treasury Reserves Intermediate Fund class. Treasury Reserves Intermediate Fund (Institutional) class was first offered on June 1, 1992 and beginning May 2, 1994 it became known as Treasury Reserves Intermediate Fund Institutional Class. On May 2, 1994, the Treasury Reserves Intermediate Fund class became known as the Treasury Reserves Intermediate Fund A Class. Effective as of close of business on August 28, 1995, the name Delaware Group Treasury Reserves, Inc. was changed to Delaware Group Limited-Term Government Funds, Inc. and the name Treasury Reserves Intermediate Series was changed to Limited-Term Government Fund. At the same time, the names of Treasury Reserves Intermediate Fund A Class, Treasury Reserves Intermediate Fund B Class and Treasury Reserves Intermediate Fund Institutional Class were changed to Limited-Term Government Fund A Class, Limited-Term Government Fund B Class, and Limited-Term Government Fund Institutional Class, respectively.

        All shares have equal voting rights, no preemptive rights, are fully transferable and, when issued, are fully paid. All shares of the Fund participate equally in dividends, and upon liquidation would share equally.

Noncumulative Voting
        Limited-Term Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Limited-Term Funds, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

        This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Limited-Term Government Funds, Inc. and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the year ended December 31, 1998 are included in Delaware Group Limited-Term Government Funds, Inc.'s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP, described above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--RATINGS

Bonds
        Excerpts from Moody's Investors Service, Inc. ("Moody's") description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

APPENDIX B - INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

        Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

        Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

        Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

        DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

        Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

        Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

        U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. it seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

        Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

        Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

        Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

        International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

        U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

        Delaware Group Premium Fund, Inc. offers 17 funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities.

Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.

        Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

        Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

        Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

        Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

        Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

        Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

        Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

        Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

        For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

        Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918, and shareholders of the Institutional Class should contact Delaware Investments at 800-510-4015.



INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



LIMITED-TERM GOVERNMENT FUND
-----------------------------------------

A CLASS
B CLASS
C CLASS
-----------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------

CLASSES OF DELAWARE GROUP
LIMITED-TERM GOVERNMENT FUNDS, INC.
-----------------------------------------


PART B

STATEMENT OF
ADDITIONAL INFORMATION
-----------------------------------------


APRIL 28, 1999
















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[GRAPHIC OMITTED]
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PART C - Other Information
(Continued)

Item 23. Exhibits

         (a) Articles of Incorporation.

             (1) Articles of Incorporation, as amended and supplemented through
                 November 22, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

             (2) Executed Articles Supplementary (November 28, 1995)
                 incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

         (b) By-Laws. By-Laws, as amended through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Articles of Incorporation and Articles Supplementary. Articles
                 Fifth and Ninth of the Articles of Incorporation (September 12,
                 1990) and Article Second to Articles Supplementary (June 1, 1992 and April 29, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995 and Article Third of Articles Supplementary (November 28,
                 1995) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

             (2) By-Laws. Article II, Article III, as amended, and Article XIV incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

         (d) Investment Management Agreement. Form of Investment Management Agreement (April 1999) between Delaware Management Company and the Registrant attached as Exhibit.

         (e) (1) Distribution Agreements.

                 (i) Distribution Agreement (April 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund attached as Exhibit.

                 (ii) Amendment No. 1 to Distribution Agreement (November 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund attached as Exhibit.

             (2) Administration and Service Agreement. Form of Administration
                 and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

             (3) Dealer's Agreement. Dealer's Agreement (as amended November
                 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

             (4) Mutual Fund Agreement for the Delaware Group of Funds (November
                 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

PART C - Other Information
(Continued)



         (f) Bonus, Profit Sharing, Pension Contracts.

             (1) Amended and Restated Profit Sharing Plan incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

             (2) Amendment to Profit Sharing Plan (December 21, 1995) (Module)
                 incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996

         (g) Custodian Agreements.

             (1) Custodian Agreement between Registrant and Chase Manhatten Bank included as a module and  attached as Exhibit.

             (2) Amendment to Custodian Agreement attached as Exhibit.

             (3) Form of Letter adding Limited-Term Government Fund to the
                 Custodian Agreement attached as Exhibit.

         (h) Other Material Contracts.

             (1) Executed Shareholders Services Agreement (December 20, 1990)
                 between Delaware Service Company, Inc. and the Registrant (formerly Delaware Group Treasury Reserves, Inc.) relating to the Investors Series (now named Limited-Term Government Fund) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed February 28, 1997.

             (2) Executed Delaware Group of Funds Fund Accounting Agreement
                 between Delaware Service Company, Inc. and the Registrant (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed March 2, 1998.

                 (i) Executed Amendment No. 9 (March 31, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                 (ii) Executed Amendment No. 10 (August 31, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                 (iii) Executed Amendment No. 11 (September 14, 1998) to
                       Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                 (iv) Executed Amendment No. 12 (September 14, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                 (v) Executed Amendment No. 13 (December 18, 1998) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 47 filed February 26, 1999.

         (j) Consent of Auditors. Attached as Exhibit.

PART C - Other Information
(Continued)

         (k-l) Inapplicable.

         (m)   Plans under Rule 12b-1.

               (1) Plan under Rule 12b-1 for Class A of Limited-Term Government
                   Fund (November 1995) attached as Exhibit.

               (2) Plan under Rule 12b-1 for Class B of Limited-Term Government
                   Fund (November 1995) attached as Exhibit.

               (3) Plan under Rule 12b-1 for Class C of Limited-Term Government
                   Fund (November 1995) attached as Exhibit.

         (n)   Financial Data Schedules. Attached as Exhibit.

         (o)   Inapplicable.

         (p)   Other: Directors' Power of Attorney.

               (1) Incorporated into this filing by reference to Post-Effective
                   Amendment No. 45 filed March 2, 1998.

               (2) Power of Attorney for John H. Durham. Incorporated into this filing by reference to Post-Effective Amendment No. 47 filed February 26, 1999.

               (3) Power of Attorney for Jan L. Yeomans attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed February 28, 1997.

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)


          The following persons serving as officers of the Manager have held the following positions during the past two years:


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Jeffrey J. Nick(1)          Chairman of the Board, President, Chief Executive Officer and
                            Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                            Management Business Trust, Delvoy, Inc., DMH Corp. and Founders Holdings, Inc.;
                            Chairman and Chief Executive Officer and Director of Delaware Management Company
                            (a series of Delaware Management Business Trust); Chairman and Director of
                            Delaware Capital Management, Inc. and Retirement Financial Services, Inc.;
                            Chairman of Delaware Investment Advisers (a series of Delaware Management
                            Business Trust) and Delaware Distributors, L.P.; Director of Delaware Service
                            Company, Inc.,

                            President, Chief Executive Officer and Director of Lincoln National Investment
                            Companies, Inc. and Delaware Management Holdings, Inc.; Director of Vantage
                            Global Advisors, Inc. and Lynch & Mayer Inc.

David K. Downes             Executive Vice President, Chief Operating Officer and Chief Financial
                            Officer of the Registrant and each of the other funds in the Delaware
                            Investments family, Delaware Management Holdings, Inc., Founders CBO
                            Corporation, Delaware Capital Management, Inc., Delaware Management Company (a
                            series of Delaware Management Business Trust), Delaware Investment Advisers (a
                            series of Delaware Management Business Trust) and Delaware Distributors, L.P.;
                            Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                            Director of Delaware Management Company, Inc., DMH Corp, Delaware Distributors,
                            Inc., Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice President, Chief
                            Financial Officer, Chief Administrative Officer and Trustee of Delaware
                            Management Business Trust; President, Chief Executive Officer, Chief Financial
                            Officer and Director of Delaware Service Company, Inc.; President, Chief
                            Operating Officer, Chief Financial Officer and Director of Delaware
                            International Holdings Ltd.; Chairman, Chief Executive Officer and Director of
                            Retirement Financial Services, Inc.; Chairman and Director of Delaware
                            Management Trust Company; and Director of Delaware International Advisers Ltd.


PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Richard G. Unruh, Jr.       Executive Vice President and Chief Investment Officer, Equities of the
                            Registrant, each of the other funds in the Delaware Investments family and
                            Delaware Management Company (a series of Delaware Management Business Trust);
                            Executive Vice President of Delaware Management Holdings, Inc. and Delaware
                            Capital Management, Inc. and Delaware Management Business Trust; Executive Vice
                            President/Chief Investment Officer, Equities and Director/Trustee of Delaware
                            Management Company, Inc.; Chief Executive Officer/Chief Investment Officer,
                            Equities of Delaware Investment Advisers (a series of Delaware Management
                            Business Trust); and Director of Delaware International Advisers Ltd.

                            Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                            since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                            of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                            Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                            Drive, Reston, VA


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Richard J. Flannery         Executive Vice President and General Counsel of Delaware Management Holdings,
                            Inc., Delaware Distributors, L.P., Delaware Management Trust Company, Delaware
                            Capital Management, Inc., Delaware Service Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business Trust), Delaware Investment
                            Advisers (a series of Delaware Management Business Trust) and Founders CBO
                            Corporation; Executive Vice President/General Counsel and Director of DMH Corp.,
                            Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware
                            International Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc. and
                            Retirement Financial Services, Inc.; Executive Vice President of the Registrant
                            and each of the other funds in the Delaware Investments family; Director of
                            Delaware International Advisers Ltd.

                            Director, HYPPCO Finance Company Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                            Director and Member of Executive Committee of Stonewall Links, Inc. since 1991,
                            Bulltown Rd., Elverton, PA


George M.                   Senior Vice President/Secretary and General Counsel of the Registrant and each
Chamberlain, Jr.            of  the investment companies in the Delaware Investments family;
                            Senior Vice President and Secretary of Delaware Distributors, L.P., Delaware
                            Management Company (a series of Delaware Management Business Trust) and Delaware
                            Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                            Delaware Distributors, Inc., Delaware Service Company, Inc., Retirement
                            Financial Services, Inc., Delaware Capital Management, Inc. and Delvoy, Inc.;
                            Executive Vice President, Secretary and Director of Delaware Management Trust
                            Company; Senior Vice President and Director of Founders Holdings, Inc.; Senior
                            Vice President of Delaware International Holdings Ltd.


Michael P. Bishof           Senior Vice President/Investment Accounting of Delaware Management Company,
                            Inc., Delaware Management Company (a series of Delaware Management Business
                            Trust) and Delaware Service Company, Inc.; Senior Vice President and Treasurer
                            of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Senior Vice President and Treasurer/Manager,
                            Investment Accounting of Delaware Distributors, L.P. and Delaware Investment
                            Advisers (a series of Delaware Management Business Trust); Senior Vice President
                            and Assistant Treasurer of Founders CBO Corporation; and Senior Vice President
                            and Manager of Investment Accounting of Delaware International Holdings Ltd.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Joseph H. Hastings          Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                            Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                            Distributors, Inc., Delaware Capital Management, Inc., Delaware Distributors,
                            L.P., Delaware Service Company, Inc., Delaware International Holdings Ltd.,
                            Delaware Management Company (a series of Delaware Management Business Trust) and
                            Delvoy, Inc.; Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings,
                            Inc.; Chief Financial Officer and Treasurer of Retirement Financial Services,
                            Inc.; and Senior Vice President/Assistant Treasurer of Founders CBO Corporation

Joanne O. Hutcheson         Senior Vice President/Human Resources of Delaware Management Company, Inc.,
                            Delaware Management Holdings, Inc., Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), Delaware Distributors, Inc., Delaware
                            Distributors, L.P., Delaware Service Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delvoy, Inc. and Delaware
                            Management Company (a series of Delaware Management Business Trust)

Robert J. DiBraccio         Senior Vice President/Head of Equity Trading of Delaware Management Company (a
                            series of Delaware Management Business Trust), Delaware Investment Advisers (a
                            series of Delaware Management Business Trust) and Delaware Capital Management,
                            Inc.

John B. Fields              Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                            Inc., Delaware Management Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of Delaware Management Business
                            Trust), Delaware Capital Management, Inc. and each of the equity investment companies in the Delaware Investments family, and Trustee of Delaware Management
                            Business Trust

Susan L. Hanson             Senior Vice President/Global Marketing & Client Services of Delaware Management
                            Company (a series of Delaware Management Business Trust) and Delaware Investment
                            Advisers (a series of Delaware Management Business Trust).


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Douglas L. Anderson         Senior Vice President/Operations of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management Business Trust), Retirement
                            Financial Services, Inc. and Delaware Service Company, Inc.; Senior Vice
                            President/ Operations and Director of Delaware Management Trust Company

James L. Shields            Senior Vice President/Chief Information Officer of Delaware Management Company,
                            Inc., Delaware Management Company (a series of Delaware Management Business
                            Trust), Delaware Service Company, Inc. and Retirement Financial Services, Inc.

Eric E. Miller              Senior Vice President, Assistant Secretary and Deputy General Counsel of the
                            Registrant and each of the other funds in the Delaware Investments family,
                            Delaware Management Company, Inc., Delaware Management Company (a series of
                            Delaware Management Business Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                            Corp., Delaware Distributors, L.P., Delaware Distributors Inc., Delaware Service
                            Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc. and
                            Retirement Financial Services, Inc.; and Senior Vice President, Assistant
                            Secretary and Deputy General Counsel of Delvoy, Inc.

Richelle S. Maestro         Senior Vice President, Assistant Secretary and Deputy General Counsel of the
                            Registrant, each of the other funds in the Delaware Investments family, Delaware
                            Management Company, Inc., Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Investment Advisers (a series of Delaware
                            Management Business Trust), Delaware Management Holdings, Inc., Delaware
                            Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                            DMH Corp., Delaware Capital Management, Inc., Retirement Financial Services,
                            Inc., Founders Holdings, Inc. and Delvoy, Inc.; Senior Vice President, Deputy
                            General Counsel and Secretary of Delaware International Holdings Ltd.; and
                            Secretary of Founders CBO Corporation

                            General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                            Philadelphia, PA.

Michael T. Taggart          Vice President/Facilities Management and Administrative Services of Delaware
                            Management Company, Inc. and Delaware Management Company (a series of Delaware
                            Management Business Trust)

Richard Salus               Vice President/Assistant Controller of Delaware Management Company (a series of
                            Delaware Management Business Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and Delaware Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Bruce A. Ulmer              Vice President/Year 2000 of the Registrant, each of the other funds in the
                            Delaware Investments family, Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Management Holdings, Inc. and Retirement
                            Financial Services, Inc., Delvoy, Inc. and Delaware Management Trust Company

Joel A. Ettinger(2)         Vice President/Taxation of the Registrant, each of the other funds in the
                            Delaware Investments family, Delaware Management Company, Inc., Delaware
                            Investment Advisers (a series of Delaware Management Business Trust), Delaware
                            Management Company (a series of Delaware Management Business Trust) and Delaware
                            Management Holdings, Inc., Founders Holdings, Inc., Delaware Distributors, Inc.,
                            Delaware Distributors, L.P., Delaware Service Company, Inc., Retirement
                            Financial Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and
                            Founders CBO Corporation

Christopher Adams           Vice President/Business Manager, Equity Department of Delaware Investment
                            Advisers (a series of Delaware Management Business Trust) and Delaware
                            Management Company (a series of Delaware Management Business Trust)

Scott Metzger               Vice President/Business Development of Delaware Distributors, L.P. and Delaware
                            Service Company, Inc.

Lisa O. Brinkley            Vice President/Compliance Director of Delaware Management Company, Inc., the
                            Registrant, each of the other funds in the Delaware Investments family, Delaware
                            Management Company (a series of Delaware Management Business Trust), DMH Corp.,
                            Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                            Company, Inc., Delaware Capital Management, Inc., Delvoy, Inc., Retirement
                            Financial Services, Inc. and Delaware Management Business Trust; and Vice
                            President/Compliance Director and Assistant Secretary of Delaware Management
                            Trust Company

Mary Ellen Carrozza         Vice President/Client Services of Delaware Management Company (a series of
                            Delaware Management Business Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and each of the other investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Gerald T. Nichols           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust), the Registrant, and of the fixed-income investment companies in the Delaware
                            Investments family; Vice President of Founders Holdings, Inc.; and Treasurer,
                            Assistant Secretary and Director of Founders CBO Corporation

Paul A. Matlack             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust), and of the fixed-income investment companies in the Delaware Investments family;
                            Vice President of Founders Holdings, Inc.; and President and Director of
                            Founders CBO Corporation

Gary A. Reed                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family

Patrick P. Coyne            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family

Roger A. Early              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust), the Registrant, and of the fixed-income investment companies in the Delaware
                            Investments family

Mitchell L. Conery(3)       Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------

Gerald S. Frey              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust)
                            and each of the equity investment companies in the Delaware Investments family

Christopher Beck(4)         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust)
                            and each of the investment companies in the Delaware Investments family

                            Trustee of New Castle County Pension Board since October 1992, Wilmington DE.

Elizabeth H. Howell(5)      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust)
                            and each of the fixed-income investment companies in the Delaware Investments family

Andrew M. McCullagh, Jr.(6) Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust) the
                            Registrant and each of the fixed-income investment companies in the Delaware
                            Investments family

Babak Zenouzi               Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware Management Business Trust)
                            and each of the equity investment companies in the Delaware Investments family

J. Paul Dokas(7)            Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management Business Trust), Delaware
                            Investment Advisers (a series of Delaware Management Business Trust) and each of the equity investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Cynthia Isom                Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management Business Trust) and of the fixed-income investment companies in the Delaware Investments family; and Vice
                            President/Senior Trader of Delaware Investment Advisers (a series of Delaware
                            Management Business Trust)

Paul Grillo                 Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management Business Trust), Delaware
                            Investment Advisers (a series of Delaware Management Business Trust), and the fixed-income investment companies in the Delaware Investments family

Marshall T. Bassett(8)      Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management Business Trust), Delaware
                            Investment Advisers (a series of Delaware Management Business Trust), and each of the equity investment companies in the Delaware Investments family

John A. Heffern(9)          Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management Business Trust) and each of the funds in the Delaware Investments family

Lori P. Wachs               Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management Business Trust) and each of the equity investment companies in the Delaware Investments family

Richard E. Beister          Vice President/Trading Operations of and Delaware Management Company (a series of Delaware Management Business Trust)

Jeffrey W. Hynoski          Vice President/Research Analyst of Delaware Management Company (a series of
                            Delaware Management Business Trust)

Audrey E. Kohart            Vice President/Assistant Controller/Corporate Accounting of Delaware Management
                            Company (a series of Delaware Management Business Trust)

Steven T. Lampe             Vice President/Research Analyst of Delaware Management Company (a series of
                            Delaware Management Business Trust)

Richard D. Seidel           Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                            Company (a series of Delaware Management Business Trust)

Karina J. Istvan            Vice President/Strategic Planning of Delaware Management Company (a series of
                            Delaware Management Business Trust)


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
--------------------        -----------------------------------------------
Steven R. Cianci            Vice President/Portfolio Manager of the fixed income investment companies in the Delaware Investments family.

Michael D. Mabry(10)        Vice President/Associate General Counsel/Assistant Secretary of
                            Delaware Management Company (a series of Delaware Management Business Trust)

David P. O'Connor           Vice President/Associate General Counsel/Assistant Secretary of
                            Delaware Management Company (a series of Delaware Management Business Trust)

Philip Y. Lin               Vice President/Associate General Counsel/Assistant Secretary of Delaware
                            Management Company (a series of Delaware Management Business Trust)


 (1) MANAGING DIRECTOR, Lincoln National UK plc prior to 1996.
 (2) TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
 (3) INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
 (4) SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
 (5) SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
 (6) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
 (7) DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
 (8) VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
 (9) SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.
(10) ATTORNEY, Ballard, Spahr, Andrews & Ingersoll prior to January 1997.

PART C - Other Information
(Continued)

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
Delaware Distributors, Inc.                 General Partner                                 None

Delaware Investment
Advisers                                    Limited Partner                                 None

Delaware Capital
Management, Inc.                            Limited Partner                                 None

Jeffrey J. Nick                             Chairman                                        Chairman, President, Chief
                                                                                            Executive Officer and
                                                                                            Director/Trustee

Bruce D. Barton                             President and Chief Executive                   None
                                            Officer

David K. Downes                             Executive Vice President,                       Executive Vice President, Chief
                                            Chief Operating Officer                         Operating Officer and Chief
                                            and Chief Financial Officer                     Financial Officer

Richard J. Flannery                         Executive Vice President/                       Executive Vice President
                                            General Counsel

George M. Chamberlain, Jr.                  Senior Vice President/Secretary                 Senior Vice President/
                                                                                            Secretary/General Counsel

Joseph H. Hastings                          Senior Vice President/Corporate                 Senior Vice President/
                                            Controller & Treasurer                          Corporate Controller

Terrence P. Cunningham                      Senior Vice President/Financial                 None
                                            Institutions/National Sales Manger

Thomas E. Sawyer                            Senior Vice President/                          None
                                            National Sales Director


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
Mac McAuliffe                               Senior Vice President/Sales                     None
                                            Manager, Western Division

J. Chris Meyer                              Senior Vice President/                          None
                                            Director, Product Management

William M. Kimbrough                        Senior Vice President/Wholesaler                None

Daniel J. Brooks                            Senior Vice President/Wholesaler                None

Bradley L. Kolstoe                          Senior Vice President/Western                   None
                                            Division Sales Manager

Henry W. Orvin                              Senior Vice President/Eastern                   None
                                            Division Sales Manager

Michael P. Bishof                           Senior Vice President and Treasurer/            Senior Vice
                                            Manager, Investment Accounting                  President/Treasurer

Stephen J. DeAngelis                        Senior Vice President/National                  None
                                            Director/Managed Account Services

Joanne O. Hutcheson                         Senior Vice President/Human                     Senior Vice President/Human
                                            Resources                                       Resources

Holly W. Reimel                             Senior Vice President/National                  None
                                            Accounts

Eric E. Miller                              Senior Vice President/Assistant                 Senior Vice President/Assistant
                                            Secretary/Deputy General Counsel                Secretary/Deputy General Counsel

Richelle S. Maestro                         Senior Vice President/Assistant                 Senior Vice President/Assistant
                                            Secretary/Deputy General Counsel                Secretary/Deputy General Counsel

Diane M. Anderson                           Senior Vice President/                          None
                                            Retirement Operations

James L. Shields                            Senior Vice President/                          None
                                            Chief Information Officer

Stephen C. Nell                             Senior Vice President/National                  None
                                                                                            Retirement Sales

Christopher H. Price                        Senior Vice President/Channel                   None
                                            Manager


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
Lisa O. Brinkley                            Vice President/Compliance                       Vice President/Compliance

Daniel H. Carlson                           Vice President/Marketing Services               None

Courtney S. West                            Vice President/Institutional Sales              None

Gordon E. Searles                           Vice President/Client Services                  None

Julia R. Vander Els                         Vice President/Retirement Plan                  None
                                            Contributions

Scott Metzger                               Vice President/Business Development             None

Larry Carr                                  Vice President/Variable Annuity                 None
                                            Sales Manager

James R. Searles                            Vice President/Variable Annuity                 None
                                            Sales Manager

Gregory J. McMillan                         Vice President/National Accounts                None

Christopher W. Moore                        Vice President/Variable Annuity                 None
                                            Wholesaler

Daniel J. O'Brien                           Vice President/Insurance Products               None

Andrew W. Whitaker                          Vice President/Wholesaler                       None
                                            Financial Institutions

Jessie Emery                                Vice President/Marketing                        None
                                            Communications

Darryl S. Grayson                           Vice President, Broker/Dealer                   None
                                            Internal Sales Director

Dinah J. Huntoon                            Vice President/Product                          None
                                            Manager, Equities

Soohee Lee                                  Vice President/Fixed Income                     None
                                            and International Product
                                            Management


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
Joel A. Ettinger                            Vice President/Taxation                         Vice President/Taxation

Michael J. Woods                            Vice President/National                         None
                                            Sales Manager

Susan T. Friestedt                          Vice President/Retirement Services              None

Ellen M. Krott                              Vice President/Marketing                        None

John A. Wells                               Vice President/Marketing Technology             None

Theodore V. Wood, III                       Vice President/Technical Systems                None
                                            Officer

Matthew Coldren                             Vice President/National Accounts                None

Patrick A. Connelly                         Vice President/RIA Sales                        None

Karina J. Istvan                            Vice President/Strategic Planning               Vice President/Strategic
                                                                                            Planning

Michael D. Mabry                            Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

David P. O'Connor                           Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

Philip Y. Lin                               Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

Catherine A. Seklecki                       Vice President/Retirement Sales                 None

Michael T. Taggart                          Vice President/Facilities and                   None
                                            Administrative Services

Bruce A. Ulmer                              Vice President/Year 2000                        Vice President/Year 2000

Richard P. Allen                            Vice President/Wholesaler,                      None
                                            Midwest Region

David P. Anderson, Jr.                      Vice President/Wholesaler                       None



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
Jeffrey H. Arcy                             Vice President/Wholesaler,                      None
                                            Southeast Region

Patrick A. Bearss                           Vice President/Wholesaler,
                                            Midwest Region

Gabriella Bercze                            Vice President/Financial                        None
                                            Institution Wholesaler

Larry D. Bridwell                           Vice President/Financial                        None
                                            Institution Wholesaler

Terrence L. Bussard                         Vice President/Wholesaler                       None

William S. Carroll                          Vice President/Wholesaler                       None

Thomas J. Chadie                            Vice President/Wholesaler                       None

Douglas R. Glennon                          Vice President/Wholesaler                       None

Ronald A. Haimowitz                         Vice President/Wholesaler                       None

Edward J. Hecker                            Vice President/Wholesaler                       None

John R. Herron                              Vice President/Variable                         None
                                            Annuity Wholesaler

Christopher L. Johnston                     Vice President/Wholesaler                       None

Michael P. Jordan                           Vice President/Wholesaler                       None

Carolyn Kelly                               Vice President/Wholesaler                       None

Richard M. Koerner                          Vice President/Wholesaler                       None

Theodore T. Malone                          Vice President/IPI Wholesaler                   None

Debbie A. Marler                            Vice President/Wholesaler                       None

Nathan W. Medin                             Vice President/Wholesaler                       None

Roger J. Miller                             Vice President/Wholesaler                       None

Andrew F. Morris                            Vice President/Wholesaler,                      None
                                            East Division


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
Patrick L. Murphy                           Vice President/Wholesaler                       None

Scott E. Naughton                           Vice President/IPI Wholesaler                   None

Julia A. Nye                                Vice President/Wholesaler                       None

Joseph T. Owczarek                          Vice President/Wholesaler                       None

Otis S. Page                                Vice President/Wholesaler                       None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                       None

Mark A. Pletts                              Vice President/Wholesaler                       None

Philip G. Rickards                          Vice President/Wholesaler                       None

Laura E. Roman                              Vice President/Wholesaler                       None

Robert A. Rosso                             Vice President/Wholesaler                       None

Linda Schulz                                Vice President/Wholesaler                       None

John C. Shalloe                             Vice President/Wrap Fee                         None
                                            Wholesaler, Western Region

Edward B. Sheridan                          Vice President/Wholesaler                       None

Robert E. Stansbury                         Vice President/Wholesaler                       None

Wayne W. Wagner                             Vice President/Wholesaler                       None

Scott Whitehouse                            Vice President/Wholesaler                       None

Denise D. Bradley                           Vice President/Variable                         None
                                            Annuity Wholesaler

Rhonda J. Guido                             Vice President/Wholesaler                       None

John M. Leboeuf                             Vice President/Variable Annuity                 None
                                            Wholesaler

John R. Logan                               Vice President/Wholesaler/                      None
                                            Financial Institutions


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ---------------------                           ---------------------
Christopher W. Moore                        Vice President/Variable Annuity                    None
                                            Wholesaler

Julie Nusbaum                               Vice President/Wholesaler/                         None
                                            Financial Institutions


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


         (c) Not Applicable.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. Management Services. None.

Item 32. Undertakings.

         (a) Not Applicable.

         (b) Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of April, 1999.

                                          DELAWARE GROUP LIMITED-TERM GOVERNMENT
                                                    FUNDS, INC.
                                                    By /s/Jeffrey J. Nick
                                                       -------------------------
                                                       Jeffrey J. Nick
                                                       Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             Signature                                             Title                                           Date
--------------------------------------
                                                       President, Chief Executive
/s/ Jeffrey J. Nick                                    Officer, Chairman and Director                         April 15, 1999
--------------------------------------
Jeffrey J. Nick
                                                       Executive Vice President/Chief Operating
                                                       Officer/Chief Financial Officer
                                                       (Principal Financial Officer and
/s/ David K. Downes                                    Principal Accounting Officer)                          April 15, 1999
--------------------------------------
David K. Downes

/s/ Wayne A. Stork                   *                 Director                                               April 15, 1999
--------------------------------------
Wayne A. Stork

/s/ Walter A. Babich                 *                 Director                                               April 15, 1999
--------------------------------------
Walter A. Babich

/s/ Anthony D. Knerr                 *                 Director                                               April 15, 1999
--------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                     *                 Director                                               April 15, 1999
--------------------------------------
Ann R. Leven

/s/ Thomas F. Madison                *                 Director                                               April 15, 1999
--------------------------------------
Thomas F. Madison

/s/ John H. Durham                   *                 Director                                               April 15, 1999
--------------------------------------
John H. Durham

/s/ Charles E. Peck                  *                 Director                                               April 15, 1999
--------------------------------------
Charles E. Peck

/s/ Jan L. Yeomans                   *                 Director                                               April 15, 1999
--------------------------------------
Jan L. Yeomans


PART C - Other Information
(Continued)

                             *By /s/ Jeffrey J. Nick
                                 -------------------
                                 Jeffrey J. Nick
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PART C - Other Information
(Continued)
INDEX TO EXHIBITS


Exhibit No.    Exhibit
-----------    -------
EX-99.D        Form of Investment Management Agreement
EX-99.E1.i     Distribution Agreement
EX-99.E1.ii    Amendment No.1 to Distribution Agreement
EX-99.G1       Custodian Agreement
EX-99.G2       Amendment to Custodian Agreement
EX-99.G3       Form of Letter
EX-99.H2.i     Amendment No. 9 to Fund Accounting Agreement
EX-99.H2.ii    Amendment No. 10 to Fund Accounting Agreement
EX-99.H2.iii   Amendment No. 11 to Fund Accounting Agreement
EX-99.H2.iv    Amendment No. 12 to Fund Accounting Agreement
EX-99.H2.v     Amendment No. 13 to Fund Accounting Agreement
EX-99.J        Consent of Auditors
EX-99.M1       Plan under Rule 12b-1 for Class A of Limited-Term Government Fund
EX-99.M2       Plan under Rule 12b-1 for Class B of Limited-Term Government Fund
EX-99.M3       Plan under Rule 12b-1 for Class C of Limited-Term Government Fund
EX-27          Financial Data Schedules
EX-99.P3       Power of Attorney for Jan L. Yeomans